ADVANCE CAPITAL I INC.

SEMI-ANNUAL REPORT

AN INVESTMENT COMPANY WITH
FIVE FUNDS


June 30, 2001

			TABLE OF CONTENTS
		---------------------------------


					     PAGE
A Letter to Our Shareholders. . . . . . . . . .1
Financial Highlights. . . . . . . . . . . . . .3


PORTFOLIO OF INVESTMENTS

	Equity Growth Fund. . . . . . . . . . .8
	Bond Fund . . . . . . . . . . . . . . 13
	Balanced Fund . . . . . . . . . . . . 19
	Retirement Income Fund. . . . . . . . 31
	Cornerstone Stock Fund. . . . . . . . 39


Statement of Assets and Liabilities . . . . . 41
Statement of Operations . . . . . . . . . . . 42
Statement of Changes in Net Assets. . . . . . 43
Notes to Financial Statements . . . . . . . . 46

Dear Shareholders,

	The current condition of the U.S. economy is analogous to a well-trained marathon runner who finishes the race in record time, then collapses in exhaustion. Having lived through this pain before, he knows that with rest and the passage of time he will regain his former strength and return to racing. The same parallel can be drawn to the tremendous economic growth witnessed during the 1990s and the abrupt slowdown currently plaguing our economy. By historical standards the U.S. expansion, which began in 1991, is one of the longest and most prosperous on record. At its peak, Internet hype injected the economy with an overdose of adrenaline and for a brief moment it appeared that the U.S. economy had reached a new plateau of sustainable economic growth.

	In the past eighteen months a lot has changed! The Internet revolution, which promised a plethora of gizmos for consumers and vast riches to early investors, manifested into a consumer led revolt against the overabundance of technology. As consumer demand slipped, investors realized the overzealous predictions of exponential growth and insatiable consumer demand for Internet products were unrealistic. In reality, the majority of Internet based companies had poor business plans that proved to be unprofitable. The ripple effects have been felt throughout the economy.
Large technology companies such as Lucent Technologies, Cisco Systems and Sun Microsystems, which had relied on the burgeoning Internet as a source for growth and future profits, saw earnings plummet as a result of falling demand within the tech sector. Inventories piled up as unprofitable startups ran out of cash and credit. The inventory glut forced manufacturers to layoff thousands and cut production in response to lower demand. While this scenario continues to unfold, beleaguered tech stocks remain weak and equity investors are extremely cautious about the short term investment climate while fixed income investors savor the relative stability of bonds.

	On the international front, the Middle East, Northern Ireland, and the Balkans have resumed their position as troubled spots. The European Union is dealing with the pressure of each member country having its own ideas and agenda on how to deal with a cooling global economy. South America is perhaps the most unstable area. Brazil, which is the largest economy in the region, devalued its currency last year which sent repercussions to its neighbors. Now, Argentina is perilously close to defaulting on its debt and devaluing its own currency. In Venezuela, business capital has dried up as a result of slow growth and general economic uncertainty. In exchange for a meaningful bailout package for these countries, the International Monetary Fund is demanding an increase in taxes and a significant reduction in governmental spending. Although this scenario is likely to depress economic growth further in these struggling countries, these changes are necessary to realign fiscal discipline for the long term.

	Throughout the tremendous market volatility and global economic slowdown, the Advance Capital I, Inc. Funds have performed in-line or better than their respective benchmarks. For the six months ended June 30, 2001, the Equity Growth Fund declined 8.9 percent, better than the 14.8 percent decline by the Lipper Multi Cap Growth Index. The Balanced Fund declined 1.4 percent for the six months, compared to the Lipper Balanced Index which declined 1.7 percent. Both the Bond Fund and Retirement Income Fund returned 4.5 percent, compared to the Lipper BBB Bond Index which returned 3.9 percent during the six month period. The Cornerstone Stock Fund declined

11.9 percent, compared
to the Lipper Large Cap Growth Index which declined 16.8 percent.

	The bleak short term economic outlook is partially offset by positive long term indicators that foretell considerable economic strength. For starters, the Federal Reserve has aggressively cut short term interest rates six times since January. Lower interest rates should eventually entice businesses to expand and perhaps keep consumers on their decade long spending spree. President Bush and Congress agreed on a sweeping tax reform package that takes effect this year. The lower federal income tax rates will be phased in during the next six years and taxpayers will receive a rebate check this fall. Finally, gasoline and natural gas prices, which had risen considerably during the last eighteen months, have abated from their highs. These economic positives are desperately needed to offset the negatives plaguing our economy. Only time will tell if the aggressive policy actions by the Federal Reserve and U.S. Government will be enough to prevent the economy from slipping into a prolonged recession. As we wait for this scenario to unfold during the next twelve months, money managers will remain cautious about riskier stocks while coveting the relative stability of bonds.

	Today, the volatile reaction of the equity markets to uncertain economic data have taught investors an important lesson about proper portfolio diversification and maintaining a long term perspective. A major portfolio change during a volatile market usually hinders long term portfolio growth rather than helps it. For example, individuals who chased technology stocks after their tremendous rise in 1999, have suffered greatly from the subsequent decline in this sector. Conversely, investors who succumb to the pressure of selling after a market decline will leave little chance to recoup losses. It is important to remember that stocks and bonds can fluctuate violently short time periods. Over the long term, history has proven that markets eventually bounce back from their lows and return to a consistent long term growth pattern. Maintaining a well diversified portfolio with a disciplined investment approach are essential to building and conserving capital. The success of the Advance Capital I, Inc. Funds to date has come from adhering to the original investment objectives, staying focused on security selection and controlling investment costs. We fully expect this approach will continue to serve our clients well over time. If you have any questions or need service, please call us.





Sincerely,


/s/ Christopher M. Kostiz			/s/ John C. Shoemaker

Christopher M. Kostiz				John C. Shoemaker
Sr. Portfolio Manager   			President



August 14, 2001

					ADVANCE CAPITAL I, INC.
					FINANCIAL HIGHLIGHTS
				     --------------------------------


                                                 				   EQUITY GROWTH
						---------------------------------------------------------------------------------
                                                 (Unaudited)
                                                 Six months
                                                   ended       			Years ended December 31
							     --------------------------------------------------------------------
                                                 June 30,
                                                   2001          2000          1999          1998          1997          1996
						-----------   ----------    -----------   -----------   -----------   -----------
SELECTED PER-SHARE DATA
  Net asset value, beginning of year. . . . . .    $27.13        $26.43        $20.05        $17.25        $14.72        $12.53
						-----------   ----------    -----------   -----------   -----------   -----------

Income from investment operations
  Net investment loss . . . . . . . . . . . . .    (0.09)       (0.23)        (0.14)        (0.10)        (0.09)        (0.07)

  Net realized and unrealized gain (loss)
    on investments. . . . . . . . . . . . . . .    (2.32)         2.14         10.01          2.90          2.69          2.26
						-----------   ----------    -----------   -----------   -----------   -----------

  Total from investment operations. . . . . . .    (2.41)         1.91          9.87          2.80          2.60          2.19
						-----------   ----------    -----------   -----------   -----------   -----------

Less distributions
  Net investment income . . . . . . . . . . . .      0.00         0.00          0.00          0.00          0.00          0.00

  Net realized gain on investments. . . . . . .      0.00       (1.21)        (3.49)          0.00        (0.07)          0.00
						-----------   ----------    -----------   -----------   -----------   -----------

  Total distributions . . . . . . . . . . . . .      0.00       (1.21)        (3.49)          0.00        (0.07)          0.00
						-----------   ----------    -----------   -----------   -----------   -----------

Net asset value, end of period                     $24.72       $27.13        $26.43        $20.05        $17.25        $14.72
						===========   ==========    ===========   ===========   ===========   ===========


TOTAL RETURN. . . . . . . . . . . . . . . . . .     -8.88%        7.10%        50.14%        16.23%        17.68%        17.48%


RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (in thousands). . .  $134,162     $136,136      $114,515       $68,061       $54,332       $38,767
  Ratio of expenses to average net assets . . .      0.99%        1.01%         1.02%         1.02%         1.07%         1.09%
  Ratio of net investment loss to average
    net assets. . . . . . . . . . . . . . . . .     -0.73%       -0.76%        -0.63%        -0.58%        -0.58%        -0.50%
  Portfolio turnover rate . . . . . . . . . . .      9.03%       18.57%        36.49%        22.34%        20.53%        24.75%











				See Notes To Financial Statements

					ADVANCE CAPITAL I, INC.
					FINANCIAL HIGHLIGHTS - Continued
 				        --------------------------------



					                                                   BOND
						---------------------------------------------------------------------------------
                                                 (Unaudited)
                                                 Six months
                                                   ended       Years ended December 31
							     --------------------------------------------------------------------
                                                 June 30,
                                                   2001          2000          1999          1998          1997          1996
						-----------   ----------    -----------   -----------   -----------   -----------
SELECTED PER-SHARE DATA
  Net asset value, beginning of year. . . . . .     $9.52         $9.58        $10.62        $10.52        $10.37        $10.79
						-----------   ----------    -----------   -----------   -----------   -----------

Income from investment operations
  Net investment income . . . . . . . . . . . .      0.34          0.77          0.75          0.67          0.69          0.70

  Net realized and unrealized gain (loss)
    on investments. . . . . . . . . . . . . . .      0.09        (0.06)        (1.04)          0.15          0.24        (0.42)
						-----------   ----------    -----------   -----------   -----------   -----------

  Total from investment operations. . . . . . .      0.43          0.71        (0.29)          0.82          0.93          0.28
						-----------   ----------    -----------   -----------   -----------   -----------

Less distributions
  Net investment income . . . . . . . . . . . .    (0.34)        (0.77)        (0.75)         (0.67)       (0.69)        (0.70)

  Net realized gain on investments. . . . . . .      0.00          0.00          0.00         (0.05)       (0.09)          0.00
						-----------   ----------    -----------   -----------   -----------   -----------

  Total distributions . . . . . . . . . . . . .    (0.34)        (0.77)        (0.75)         (0.72)       (0.78)        (0.70)
						-----------   ----------    -----------   -----------   -----------   -----------

Net asset value, end of period. . . . . . . . .     $9.61         $9.52         $9.58        $10.62        $10.52        $10.37
						===========   ==========    ===========   ===========   ===========   ===========


TOTAL RETURN. . . . . . . . . . . . . . . . . .      4.50%         7.02%        -3.71%         8.12%         9.41%         2.81%


RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (in thousands). . .  $103,378       $68,053       $34,362        $3,746        $4,203        $4,430
  Ratio of expenses to average net assets . . .      0.71%         0.70%         0.73%         0.52%         0.54%         0.55%
  Ratio of net investment income to average
    net assets. . . . . . . . . . . . . . . . .      7.01%         7.55%         6.64%         6.35%         6.65%         6.71%
  Portfolio turnover rate . . . . . . . . . . .     20.54%        14.88%        32.43%        11.56%        21.95%        19.77%










				See Notes To Financial Statements

					  ADVANCE CAPITAL I, INC.
					  FINANCIAL HIGHLIGHTS - Continued
					  --------------------------------


				                                                 BALANCED
						---------------------------------------------------------------------------------
                                                 (Unaudited)
                                                 Six months
                                                   ended       Years ended December 31
							     --------------------------------------------------------------------
                                                 June 30,
                                                   2001          2000          1999          1998          1997          1996
						-----------   ----------    -----------   -----------   -----------   -----------
SELECTED PER-SHARE DATA
  Net asset value, beginning of year. . . . . .    $18.19        $17.02        $17.13        $15.69        $13.68        $12.57
						-----------   ----------    -----------   -----------   -----------   -----------

Income from investment operations
  Net investment income . . . . . . . . . . . .      0.26          0.52          0.51          0.48          0.45          0.41

  Net realized and unrealized gain (loss)
    on investments. . . . . . . . . . . . . . .    (0.51)          1.18          0.87          1.56          2.32          1.37
						-----------   ----------    -----------   -----------   -----------   -----------

  Total from investment operations. . . . . . .    (0.25)          1.70          1.38          2.04          2.77          1.78
						-----------   ----------    -----------   -----------   -----------   -----------

Less distributions
  Net investment income . . . . . . . . . . . .    (0.26)        (0.52)        (0.51)        (0.48)        (0.45)        (0.41)

  Net realized gain on investments. . . . . . .      0.00        (0.01)        (0.98)        (0.12)        (0.31)        (0.26)
						-----------   ----------    -----------   -----------   -----------   -----------

  Total distributions . . . . . . . . . . . . .    (0.26)        (0.53)        (1.49)        (0.60)        (0.76)        (0.67)
						-----------   ----------    -----------   -----------   -----------   -----------

Net asset value, end of period. . . . . . . . .    $17.68        $18.19        $17.02        $17.13        $15.69        $13.68
						===========   ==========    ===========   ===========   ===========   ===========


TOTAL RETURN. . . . . . . . . . . . . . . . . .     -1.35%        10.13%         8.37%        13.15%        20.50%        14.48%


RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (in thousands). . .  $230,741      $207,677      $169,216      $125,883       $99,421       $75,202
  Ratio of expenses to average net assets . . .      0.98%         1.00%         1.03%         1.01%         1.04%         1.06%
  Ratio of net investment income to average
    net assets. . . . . . . . . . . . . . . . .      2.97%         2.97%         2.97%         2.92%         3.02%         3.17%
  Portfolio turnover rate . . . . . . . . . . .      7.06%        10.26%        23.76%        11.04%        10.13%        12.79%











				See Notes To Financial Statements

					  ADVANCE CAPITAL I, INC.
					  FINANCIAL HIGHLIGHTS - Continued
					  --------------------------------



        			                                               RETIREMENT INCOME
						---------------------------------------------------------------------------------
                                                 (Unaudited)
                                                 Six months
                                                   ended       Years ended December 31
							     --------------------------------------------------------------------
                                                 June 30,
                                                   2001          2000          1999          1998          1997          1996
						-----------   ----------    -----------   -----------   -----------   -----------
SELECTED PER-SHARE DATA
  Net asset value, beginning of year. . . . . .     $9.50         $9.61        $10.56        $10.65        $10.20        $10.51
						-----------   ----------    -----------   -----------   -----------   -----------

Income from investment operations
  Net investment income . . . . . . . . . . . .      0.35          0.71          0.71          0.73          0.74          0.75

  Net realized and unrealized gain (loss)
    on investments. . . . . . . . . . . . . . .      0.08        (0.11)        (0.95)        (0.08)          0.45        (0.31)
						-----------   ----------    -----------   -----------   -----------   -----------

  Total from investment operations. . . . . . .      0.43          0.60        (0.24)          0.65          1.19          0.44
						-----------   ----------    -----------   -----------   -----------   -----------

Less distributions
  Net investment income . . . . . . . . . . . .    (0.35)        (0.71)        (0.71)        (0.73)        (0.74)        (0.75)

  Net realized gain on investments. . . . . . .      0.00          0.00          0.00        (0.01)          0.00          0.00
						-----------   ----------    -----------   -----------   -----------   -----------

  Total distributions . . . . . . . . . . . . .    (0.35)        (0.71)        (0.71)        (0.74)        (0.74)        (0.75)
						-----------   ----------    -----------   -----------   -----------   -----------

Net asset value, end of period. . . . . . . . .     $9.58         $9.50         $9.61        $10.56        $10.65        $10.20
						===========   ==========    ===========   ===========   ===========   ===========


TOTAL RETURN. . . . . . . . . . . . . . . . . .      4.51%         6.59%        -2.33%         6.20%        12.20%         4.54%


RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (in thousands). . .  $203,189      $203,897      $209,791      $221,221      $200,511      $170,799
  Ratio of expenses to average net assets . . .      0.79%         0.79%         0.81%         0.79%         0.82%         0.82%
  Ratio of net investment income to average
    net assets. . . . . . . . . . . . . . . . .      7.17%         7.53%         7.06%         6.87%         7.21%         7.45%
  Portfolio turnover rate . . . . . . . . . . .     28.05%        19.62%        17.89%        19.52%        16.60%         8.34%












				See Notes To Financial Statements

					  ADVANCE CAPITAL I, INC.
					  FINANCIAL HIGHLIGHTS - Continued
					  --------------------------------


                                                               		 CORNERSTONE STOCK
						-----------------------------------------------------------------
                                                         (Unaudited)
                                                         Six months    Years ended                 Partial Year
                                                           ended       December 31                  Ended *
                                                         June 30,
                                                           2001          2000          1999        Dec. 31, 1998
						      -----------   ------------   -----------    ---------------
SELECTED PER-SHARE DATA
  Net asset value, beginning of period. . . . . . . .      $10.72        $13.55        $10.46        $10.00
						      -----------   ------------   -----------    ---------------

Income from investment operations
  Net investment income . . . . . . . . . . . . . . .        0.00          0.02          0.01          0.00

  Net realized and unrealized gain (loss)
    on investments. . . . . . . . . . . . . . . . . .      (1.27)        (2.83)          3.09          0.46
						      -----------   ------------   -----------    ---------------

  Total from investment operations. . . . . . . . . .      (1.27)        (2.81)          3.10          0.46
						      -----------   ------------   -----------    ---------------

Less distributions
  Net investment income . . . . . . . . . . . . . . .        0.00        (0.02)        (0.01)          0.00

  Net realized gain on investments. . . . . . . . . .        0.00          0.00          0.00          0.00
						      -----------   ------------   -----------    ---------------

  Total distributions . . . . . . . . . . . . . . . .        0.00        (0.02)        (0.01)          0.00
						      -----------   ------------   -----------    ---------------

Net asset value, end of period. . . . . . . . . . . .       $9.45        $10.72        $13.55        $10.46
						      ===========   ============   ===========    ===============


TOTAL RETURN. . . . . . . . . . . . . . . . . . . . .     -11.85%       -20.77%        29.62%         4.60%


RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (in thousands). . . . . .     $65,937       $62,590       $52,356        $7,316
  Ratio of expenses to average net assets . . . . . .       0.71%         0.71%         0.77%         0.66% **
  Ratio of net investment income to average
    net assets. . . . . . . . . . . . . . . . . . . .       0.09%         0.14%         0.11%         1.20% **
  Portfolio turnover rate . . . . . . . . . . . . . .       4.36%        13.21%         7.62%         0.00%









* From December 17, 1998 (commencement of operations) to December 31, 1998. **Annualized






				See Notes To Financial Statements

 	    ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
        	 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                	    JUNE 30, 2001
------------------------------------------------------------------------


                                                               MARKET
		COMMON STOCK                         SHARES     VALUE
-------------------------------------------------   -------- -----------
ADVERTISING - 2.3%
  Catalina Marketing Corporation*                    16,800  $  512,568
  Harte-Hanks, Inc.                                  18,700     463,012
  Interpublic Group of Companies, Inc.               22,080     648,048
  Lamar Advertising Company*                         14,500     638,000
  Omnicom Group, Inc.                                 5,000     430,000
  WPP Group PLC - ADR                                 9,185     461,546

APPAREL - 1.4%
  Cintas Corporation                                 21,900   1,012,875
  Gucci Group NV - ADR                                7,000     578,550
  Quiksilver, Inc.*                                  10,500     262,500

BANK - 3.1%
  City National Corporation                           9,000     398,610
  Community First Bankshares, Inc.                   26,000     598,000
  Investors Financial Services                       14,500     971,500
  Northern Trust Corporation                         11,200     700,000
  Silicon Valley Bancshares*                         20,000     440,000
  State Street Corporation                           12,200     603,778
  Synovus Financial Corporation                      16,500     517,770

BIOTECHNOLOGY - 4.7%
  Affymetrix, Inc.*                                   8,000     176,400
  Amgen, Inc.*                                        5,000     303,400
  Applera Corp.-Celera Genomics Group*                6,000     237,960
  Biogen, Inc.*                                       4,300     233,748
  Genzyme Corporation*                                5,000     305,000
  Human Genome Sciences, Inc.*                       15,800     951,950
  Idec Pharmaceuticals Corporation*                  18,000   1,218,420
  Immunex Corporation*                               16,200     287,550
  Incyte Genomics, Inc.*                             12,000     294,240
  Invitrogen Corporation*                             8,200     456,248
  Millennium Pharmaceuticals, Inc.*                  24,000     853,920
  Protein Design Labs, Inc.*                         12,000   1,041,120

BROADCASTING / CABLE TV - 6.9%
  Clear Channel Communications*                      17,000   1,065,900
  COX Communications, Inc.*                          10,000     443,000
  Emmis Communications Corporation*                  18,000     553,500
  Entercom Communications Corporation*               16,000     857,760
  Gemstar-TV Guide International, Inc.*              19,000     836,000
  Hispanic Broadcasting Corporation*                 22,200     636,918
  Radio One, Inc. - Class A*                         35,500     816,500
  Radio One, Inc. - Class D*                         16,000     352,800
  Regent Communications, Inc.*                       47,500     569,525
  Salem Communications Corp. - Class A*               8,500     185,980
  Univision Communications, Inc.*                    19,200     821,376
  USA Networks, Inc.*                                31,500     887,985
  Viacom, Inc. - Class B*                            13,486     697,901
  Westwood One, Inc.*                                13,500     497,475

BUILDING MATERIALS - 0.7%
  Dycom Industries, Inc.*                            12,000     275,160
  Insituform Technologies, Inc. - Class A*           17,500     638,750

CHEMICAL - 1.3%
  Ecolab, Inc.                                       20,000     819,400
  Valspar Corporation                                15,800     560,900
  Symyx Technologies, Inc.*                          12,200     320,738

COMPUTER & PERIPHERALS - 1.6%
  Brocade Communications Systems*                    14,500     637,855
  Diebold, Inc.                                       9,500     305,425
  EMC Corporation*                                    6,000     175,500
  Synopsys, Inc.*                                     6,400     309,696
  VERITAS Software Corporation*                      10,250     681,932

COMPUTER SOFTWARE & SERVICES - 12.3%
  Adobe Systems, Inc.                                19,000     893,000
  Affiliated Computer Services, Inc.*                 8,000     575,280
  BARRA, Inc.*                                       10,500     411,075
  BEA Systems, Inc.*                                 13,500     414,585
  BMC Software, Inc.*                                15,700     353,878
  Cadence Design Systems, Inc.*                      13,000     242,190
  Check Point Software Tech. Ltd.* - ADR             19,500     986,115
  Choicepoint, Inc.*                                 18,750     788,438






			See Notes To Financial Statements








 	    ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
        	 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                	    JUNE 30, 2001
------------------------------------------------------------------------


                                                               MARKET
		COMMON STOCK                         SHARES     VALUE
-------------------------------------------------   -------- -----------
COMPUTER SOFTWARE & SERVICES - 12.3% (Continued)
  Citrix Systems, Inc.*                               5,500  $  191,950
  CNET Networks, Inc.*                               13,000     169,000
  DST Systems, Inc.*                                 11,200     590,240
  Electronic Arts, Inc.*                             13,000     752,700
  FactSet Research Systems, Inc.                     15,000     535,500
  Fiserve, Inc.*                                      8,000     511,840
  IMS Health Incorporated                            31,000     883,500
  Informatica Corporation*                           14,500     251,720
  Internet Security Systems, Inc.*                    8,000     388,480
  Interwoven, Inc.*                                   6,000     101,400
  Intuit, Inc.*                                      16,600     663,834
  Keane, Inc.                                         9,000     198,000
  Mercury Interactive Corporation*                   14,000     838,600
  Micromuse, Inc.*                                   10,000     279,900
  National Instruments Corporation*                   9,500     308,275
  NetIQ Corporation*                                  7,872     246,315
  Oracle Corporation*                                14,000     266,000
  Peregrine Systems, Inc.*                           21,500     623,500
  SEI Investments Company                            33,000   1,564,200
  Siebel Systems, Inc.*                               6,000     281,400
  SunGard Data Systems, Inc.*                        21,000     630,210
  The BISYS Group, Inc.*                             21,000   1,239,000
  Wind River Systems, Inc.*                          16,000     279,360

DIVERSIFIED - 0.6%
  Danaher Corporation                                 5,000     280,000
  Roper Industries, Inc.                             12,500     521,875

ELECTRIC & GAS UTILITIES - 0.9%
  AES Corporation*                                   15,000     645,750
  Calpine Corporation*                               16,000     604,800

ELECTRICAL EQUIPMENT - 0.6%
  Littlefuse, Inc.*                                  15,500     415,245
  Molex, Inc.                                        15,276     455,530

ELECTRONICS - 3.3%
  Applera Corp-Applied Biosystems Group              10,000     267,500
  Flextronics International Ltd.* - ADR              16,000     417,760
  Jabil Circuit, Inc.*                               11,000     339,460
  Micrel, Inc.*                                      15,000     495,000
  Sanmina Corporation*                               21,600     505,656
  Sawtek, Inc.*                                       7,000     164,710
  SCI Systems, Inc.*                                 12,000     306,000
  Symbol Technologies, Inc.                          33,664     747,341
  Technitrol, Inc.                                   23,000     598,000
  Waters Corporation*                                19,200     530,112

ENVIRONMENTAL - 0.2%
  Republic Services, Inc.*                           13,000     258,050

FINANCIAL SERVICES - 5.8%
  Amvescap PLC - ADR                                 21,250     735,888
  Capital One Financial Corporation                   5,100     306,765
  Concord EFS, Inc.*                                 21,500   1,118,215
  Eaton Vance Corporation                            24,400     849,120
  Federated Investors, Inc.                          31,500   1,014,300
  Franklin Resources, Inc.                           20,300     929,131
  Moody's Corporation                                20,500     686,750
  Paychex, Inc.                                      15,187     607,480
  Providian Financial Corporation                     8,000     473,600
  Stilwell Financial, Inc.                           12,000     402,720
  Waddell & Reed Financial, Inc.                     20,250     642,938

FOOD PROCESSING - 0.5%
  Tootsie Roll Industries, Inc.                      16,736     645,005

HOMEBUILDING - 0.4%
  Lennar Corporation                                 12,600     525,420

INDUSTRIAL SERVICES - 4.7%
  Apollo Group, Inc.*                                28,125   1,193,906
  DeVry, Inc.*                                       26,000     939,120
  Equifax, Inc.                                      18,200     667,576







			See Notes To Financial Statements








 	    ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
        	 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                	    JUNE 30, 2001
------------------------------------------------------------------------


                                                               MARKET
		COMMON STOCK                         SHARES     VALUE
-------------------------------------------------   -------- -----------
INDUSTRIAL SERVICES - 4.7% (Continued)
  F.Y.I., Inc.*                                      17,000  $  697,000
  Iron Mountain, Inc.*                               10,000     448,400
  ITT Educational Services, Inc.*                    16,500     742,500
  Manpower, Inc.                                     16,000     478,400
  Robert Half International, Inc.*                   24,500     609,805
  Viad Corporation                                   18,100     477,840

INSURANCE - 2.6%
  Ambac Financial Group, Inc.                        14,550     846,810
  Gallagher, Arthur J. & Co.                         15,500     403,000
  Radian Group, Inc.                                 21,000     849,450
  The PMI Group, Inc.                                10,000     716,500
  Triad Guaranty, Inc.*                              17,000     680,000

INTERNET - 3.5%
  eBay, Inc.*                                        16,000   1,095,840
  Homestore.com, Inc.*                               15,000     524,400
  Macromedia, Inc.*                                   8,000     144,000
  Openwave Systems, Inc.*                            10,000     347,000
  RSA Security, Inc.*                                13,500     417,825
  Symantec Corporation*                              11,800     515,542
  TMP Worldwide, Inc.*                               13,000     768,430
  VeriSign, Inc.*                                    11,500     690,115
  webMethods, Inc.*                                   6,500     137,670

MACHINERY - 0.9%
  Cognex Corporation*                                11,000     372,350
  Donaldson Company, Inc.                            16,600     517,090
  IDEX Corporation                                    9,500     323,000

MEDICAL SERVICES - 2.6%
  Laboratory Corp. of America Holdings*               7,200     553,680
  Lincare Holdings, Inc.*                            19,200     576,192
  Quest Diagnostics, Inc.*                           20,000   1,497,000
  Renal Care Group, Inc.*                            10,500     345,345
  Wellpoint Health Networks, Inc.*                    5,500     518,320

MEDICAL SUPPLIES - 4.1%
  Apogent Technologies, Inc.*                        17,000     418,200
  ArthroCare Corporation*                            21,500     562,225
  Biomet, Inc.                                       20,850   1,002,051
  Guidant Corporation*                               10,000     360,000
  Medtronic, Inc.                                     8,000     368,080
  Minimed, Inc.*                                     14,500     696,000
  ResMed, Inc.*                                      21,000   1,061,550
  Stryker Corporation                                12,500     685,625
  Techne Corporation*                                10,000     325,000

OFFICE EQUIPMENT & SUPPLIES - 0.2%
  Avery Dennison Corporation                          6,700     342,035

OILFIELD SERVICES - 2.2%
  BJ Services Company*                               27,000     783,000
  Cooper Cameron Corporation*                        10,400     580,320
  Smith International, Inc.*                         11,800     712,012
  Veritas DGC, Inc.*                                 13,000     360,750
  Weatherford International, Inc.*                   11,335     544,080

PACKAGING & CONTAINER - 0.4%
  Sealed Air Corporation*                            14,900     555,025

PETROLEUM - 0.6%
  Apache Corporation                                  8,000     406,000
  Devon Energy Corporation                            8,500     446,250

PHARMECUTICAL - 5.3%
  Abgenix, Inc.*                                      7,000     315,000
  Allergan, Inc.                                      7,000     588,210
  Aurora Biosciences Corporation*                     8,500     263,500
  Cardinal Health, Inc.                               9,280     640,320
  Cephalon, Inc.*                                     6,900     486,450
  Elan Corporation PLC* - ADR                        10,400     634,400
  Express Scripts, Inc.*                             23,000   1,265,690
  Gilead Sciences, Inc.*                             12,200     709,918











			See Notes To Financial Statements







 	    ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
        	 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                	    JUNE 30, 2001
------------------------------------------------------------------------


                                                               MARKET
		COMMON STOCK                         SHARES     VALUE
-------------------------------------------------   -------- -----------
PHARMECUTICAL - 5.3% (Continued)
  MedImmune, Inc.*                                   15,000  $  708,000
  QLT, Inc.*                                          8,000     156,640
  Shire Pharmaceuticals PLC* - ADR                   19,282   1,070,151
  Watson Pharmaceuticals, Inc.*                       5,600     345,184

PRECISION INSTRUMENT - 0.7%
  CUNO Incorporated*                                 15,500     465,000
  Dionex Corporation*                                 8,500     282,625
  Parker-Hannifin Corporation                         6,000     254,640

PRINTING - 0.4%
  Valassis Communications, Inc.*                     17,000     608,600

PUBLISHING - 0.6%
  Harcourt General, Inc.                              7,500     436,425
  Meredith Corporation                               10,000     358,100

REAL ESTATE INVESTMENT MANAGEMENT - 1.1%
  Jones Lang LaSalle, Inc.*                          28,500     376,200
  Security Capital Group, Inc. - Class B*            33,300     712,620
  Trammell Crow Company*                             32,200     355,810

RECREATION - 1.2%
  Carnival Corporation                                9,000     276,300
  Harley-Davidson, Inc.                              16,000     753,280
  Sabre Holdings Corporation*                        10,500     525,000

RESTAURANT - 0.6%
  Starbucks Corporation*                             32,400     745,200

RETAIL STORE - 6.3%
  Bed Bath & Beyond, Inc.*                           28,000     840,000
  BJ's Wholesale Club, Inc.*                         11,000     585,860
  CDW Computer Centers, Inc.*                        10,000     397,100
  CVS Corporation                                     9,000     347,400
  Dollar General Corporation                         36,926     720,057
  Dollar Tree Stores, Inc.*                          18,750     522,000
  Family Dollar Stores                               27,000     692,010
  Kohl's Corporation*                                 6,600     414,018
  Ross Stores, Inc.                                  30,500     730,475
  Staples, Inc.*                                     10,500     167,895
  The Men's Warehouse, Inc.*                         14,225     392,610
  Tiffany & Company                                  28,000   1,014,160
  TJX Companies, Inc.                                28,700     914,669
  Williams-Sonoma, Inc.*                             18,000     698,760

SECURITIES BROKERAGE - 2.0%
  Charles Schwab Corporation                         37,011     582,923
  Investment Technology Group, Inc.                  13,444     676,099
  LaBranche & Co, Inc.*                              14,000     406,000
  Legg Mason, Inc.                                   13,000     646,880
  Raymond James Financial, Inc.                      10,125     309,825

SEMICONDUCTOR - 7.8%
  Altera Corporation*                                27,200     788,800
  Analog Devices, Inc.*                              17,000     735,250
  Applied Materials, Inc.*                            9,000     441,900
  Applied Micro Circuits Corporation*                30,000     516,000
  Broadcom Corporation*                              11,500     491,740
  Cree, Inc.*                                         9,000     235,305
  KLA-Tencor Corporation*                            13,600     795,192
  Lam Research Corporation*                           7,000     207,550
  Lattice Semiconductor Corporation*                 24,000     585,600
  Linear Technology Corporation                      18,000     795,960
  Maxim Integrated Products, Inc.*                   24,772   1,095,170
  Microchip Technology, Inc.*                        16,705     572,146
  MIPS Technologies, Inc. - Class B*                 11,500     110,400
  National Semiconductor Corp.*                       9,500     276,640
  PMC-Sierra, Inc.*                                   9,000     279,630
  QLogic Corporation*                                 6,000     386,700
  Semtech Corporation*                               15,000     450,000
  Teradyne, Inc.*                                    11,200     392,000
  TranSwitch Corporation*                             9,500     102,125
  Vitesse Semiconductor Corporation*                 15,000     315,600
  Xilinx, Inc.*                                      21,200     874,288








			See Notes To Financial Statements







 	    ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
        	 PORTFOLIO OF INVESTMENTS (UNAUDITED)
                	    JUNE 30, 2001
--------------------------------------------------------------------------


		COMMON STOCK AND                                MARKET
	      REPURCHASE AGREEMENT                   SHARES      VALUE
-------------------------------------------------   -------- -------------
TELECOMMUNICATIONS EQUIPMENT - 2.4%
  ADC Telecommunications, Inc.*                      22,000  $    145,200
  American Tower Corporation                         14,000       289,380
  Comverse Technology, Inc.*                         13,500       777,870
  Crown Castle International Corp.*                  16,000       262,400
  Finisar Corporation*                               13,500       252,180
  JDS Uniphase Corporation*                          24,920       317,730
  Network Appliance, Inc.*                           16,000       219,200
  Newport Corporation                                 5,000       132,500
  RF Micro Devices, Inc.*                             8,000       214,400
  SBA Communications Corporation*                    12,000       297,000
  Scientific-Atlanta, Inc.                            7,500       304,500
  Tellabs, Inc.*                                      3,500        67,480

TELECOMMUNICATIONS SERVICE - 0.6%
  Nextel Communications, Inc.*                        6,000       105,000
  Time Warner Telecom, Inc. - Class A*                8,000       268,160
  Western Wireless Corporation*                      11,000       473,000

TOYS - 0.4%
  Mattel, Inc.                                       27,625       522,665

TRANSPORT SERVICES - 1.5%
  C.H. Robinson Worldwide, Inc.                      17,500       488,075
  EGL, Inc.*                                          7,000       122,220
  Expeditors International of Washington, Inc.       17,200     1,031,983
  UTI Worldwide, Inc.*                               21,500       342,280
							     -------------

TOTAL COMMON STOCK - 99.3%
  (Cost $86,706,708)                                          133,269,827

REPURCHASE AGREEMENT - 0.7%
  Fifth Third Bank Two Party Repurchase
  Agreement, 4.0%, due 07/02/01                                   926,931
							     -------------

TOTAL INVESTMENTS IN SECURITIES - 100.0%
  (Cost $87,633,639)                                         $134,196,758
							     =============












*Securities are non-income producing
ADR - American Depositary Receipt




			See Notes To Financial Statements



					ADVANCE CAPITAL I, INC. - BOND FUND
					PORTFOLIO OF INVESTMENTS (UNAUDITED)
						JUNE 30, 2001
--------------------------------------------------------------------------------------------------------------------------

                                                  S & P
		                                 CREDIT                                  PRINCIPAL            MARKET
	FIXED INCOME SECURITIES                  RATING      COUPON      MATURITY          AMOUNT              VALUE
--------------------------------------------    --------    --------   ------------    -------------    ------------------
ADVERTISING - 0.7%
   News Corporation Ltd.                          BB+         8.750      2/15/2006     $    750,000     $       774,375

AEROSPACE / DEFENSE - 1.2%
   B.F. Goodrich Company                          A-          6.800       2/1/2018          250,000             219,540
   Goodrich Corporation                           A-          6.450      4/15/2008          500,000             486,815
   Lockheed Martin Corporation                    BBB-        7.650       5/1/2016          500,000             514,139

AIR TRANSPORT - 0.8%
   Federal Express Corporation                    BBB+        8.760      5/22/2015          750,000             841,800

AUTO PARTS - 1.3%
   Arvinmeritor, Inc.                             BBB         6.800      2/15/2009          500,000             443,300
   TRW, Inc.                                      BBB         6.250      1/15/2010        1,000,000             915,769

AUTO & TRUCK - 1.9%
   Ford Motor Company                             A           6.500       8/1/2018        1,000,000             906,942
   General Motors Corporation                     A           7.700      4/15/2016        1,000,000           1,046,724

BANK - 10.7%
   ABN AMRO Bank NV                               AA-         7.300      12/1/2026          750,000             728,683
   Banc One Corporation                           A-          7.750      7/15/2025        1,000,000           1,046,934
   Bank of America Corporation                    A           7.800      9/15/2016        1,000,000           1,045,567
   Barclays Bank PLC                              AA-         7.400     12/15/2009        1,000,000           1,047,522
   Capital One Financial Corporation              BB+         7.250       5/1/2006          750,000             723,317
   Citicorp, Inc.                                 A+          7.250     10/15/2011          750,000             769,269
   Comerica Bank                                  A-          8.375      7/15/2024          700,000             736,184
   Dresdner Bank - New York                       A+          7.250      9/15/2015        1,000,000           1,017,945
   First Union Corporation                        A-          6.400       4/1/2008          500,000             489,253
   Morgan, J.P. & Company                         A+          6.250      1/15/2009          650,000             632,340
   National City Corporation                      A-          6.875      5/15/2019          750,000             716,006
   Royal Bank of Scotland PLC                     A           6.375       2/1/2011        1,113,000           1,086,215
   Swiss Bank Corp.-NY                            AA          7.375      7/15/2015        1,000,000           1,041,783

BEVERAGE - 0.7%
   Anheuser-Busch Companies, Inc.                 A+          7.125       7/1/2017          750,000             770,203

BROADCASTING / CABLE TV - 5.9%
   Adelphia Communications                        B+          9.875       3/1/2007          500,000             495,000
   Charter Communications Holdings LLC            B+          8.625       4/1/2009        1,000,000             950,000
   Clear Channel Communications                   BBB-        8.000      11/1/2008          500,000             518,750






			See Notes To Financial Statements



					ADVANCE CAPITAL I, INC. - BOND FUND
					PORTFOLIO OF INVESTMENTS (UNAUDITED)
						JUNE 30, 2001
--------------------------------------------------------------------------------------------------------------------------

                                                  S & P
		                                 CREDIT                                  PRINCIPAL            MARKET
	FIXED INCOME SECURITIES                  RATING      COUPON      MATURITY          AMOUNT              VALUE
--------------------------------------------    --------    --------   ------------    -------------    ------------------
BROADCASTING / CABLE TV - 5.9%(CONTINUED)
   Comcast Corporation                            BBB         7.625      4/15/2008     $    700,000     $       730,997
   Comcast Corporation                            BBB         8.250      2/15/2008          400,000             417,747
   CSC Holdings, Inc.                             BB-         9.875      2/15/2013          500,000             533,125
   Fox Family Worldwide, Inc.                     B           9.250      11/1/2007          750,000             757,500
   Rogers Communications                          BB-         8.875      7/15/2007          750,000             744,375
   Time Warner, Inc.                              BBB+        7.250     10/15/2017        1,000,000             982,577

BUILDING MATERIALS - 0.5%
   American Standard, Inc.                        BB+         7.375      4/15/2005          500,000             500,000

CHEMICAL - 1.7%
   Air Products and Chemicals, Inc.               A           8.750      4/15/2021          250,000             277,344
   Crompton Corporation                           BBB         7.750       4/1/2023          200,000             161,991
   Dow Chemical Company                           A           7.375      11/1/2029          750,000             766,866
   Union Carbide Corporation                      BBB         6.700       4/1/2009          500,000             500,934

COMPUTER & PERIPHERALS - 2.0%
   Dell Computer Corporation                      BBB+        6.550      4/15/2008          750,000             728,133
   IBM Corporation                                A+          7.500      6/15/2013          750,000             805,806
   Sun Microsystems, Inc.                         BBB+        7.650      8/15/2009          500,000             508,083

COMPUTER SOFTWARE & SERVICES - 2.2%
   Computer Associates International, Inc.        BBB+        6.500      4/15/2008          500,000             446,957
   Oracle Corporation                             A-          6.910      2/15/2007        1,050,000           1,047,009
   Unisys Corporation                             BB+         8.125       6/1/2006          750,000             729,375

DIVERSIFIED - 1.5%
   Norsk Hydro ASA                                A           9.000      4/15/2012          750,000             867,064
   Tyco International Group SA                    A-          6.125      1/15/2009          750,000             721,275

ELECTRIC & GAS UTILITIES - 13.2%
   AES Corporation                                BB          9.375      9/15/2010          500,000             505,000
   Calpine Corporation                            BB+         7.625      4/15/2006          750,000             724,863
   Carolina Power & Light Company                 BBB+        8.200       7/1/2022          500,000             505,043
   Commonwealth Edison Company                    A-          8.500      7/15/2022          750,000             790,933
   Dominion Resources, Inc.                       BBB+        8.125      6/15/2010          750,000             807,743
   Duke Energy Corporation                        A+          7.375       3/1/2010          750,000             782,758
   Duquesne Light Company                         BBB+        7.550      6/15/2025          750,000             720,966
   Exelon Corporation                             BBB+        6.750       5/1/2011          750,000             738,283
   Florida Power Corporation                      BBB+        7.000      12/1/2023          500,000             467,530
   Hydro-Quebec                                   AAA         8.400      1/15/2022          300,000             345,915








			See Notes To Financial Statements



					ADVANCE CAPITAL I, INC. - BOND FUND
					PORTFOLIO OF INVESTMENTS (UNAUDITED)
						JUNE 30, 2001
--------------------------------------------------------------------------------------------------------------------------

                                                  S & P
		                                 CREDIT                                  PRINCIPAL            MARKET
	FIXED INCOME SECURITIES                  RATING      COUPON      MATURITY          AMOUNT              VALUE
--------------------------------------------    --------    --------   ------------    -------------    ------------------
ELECTRIC & GAS UTILITIES - 13.2% (CONTINUED)
   Jersey Central Power & Light Co.               A+          6.750      11/1/2025     $    500,000     $       435,332
   Long Island Lighting Company                   A-          8.200      3/15/2023          250,000             253,428
   Monongahela Power                              A+          8.375       7/1/2022          500,000             508,482
   New Century Energies, Inc.                     A           8.750       3/1/2022          750,000             776,991
   Oklahoma Gas & Electric Company                A+          7.300     10/15/2025          850,000             811,235
   Ontario Hydro                                  AA-         7.450      3/31/2013          750,000             812,965
   Potomac Edison Company                         A+          7.750       2/1/2023           95,000              92,942
   Potomac Electric Power Company                 A           7.375      9/15/2025          500,000             478,923
   Public Service Electric & Gas                  A-          7.000       9/1/2024        1,000,000             939,123
   Reliant Energy HL&P                            BBB+        9.150      3/15/2021          500,000             570,000
   TXU Corporation                                BBB+        7.875       3/1/2023          750,000             750,722
   Union Electric Company                         A+          8.750      12/1/2021          750,000             777,971

ELECTRONICS - 1.2%
   Flextronics International LTD                  BB-         9.875       7/1/2010          800,000             796,000
   Koninklijke Philips Electronics N.V.           A-          7.250      8/15/2013          500,000             496,018

ENTERTAINMENT - 0.9%
   Viacom, Inc.                                   BBB+        7.500      7/15/2023        1,000,000             953,678

FINANCIAL SERVICES - 5.0%
   Associates Corporation                         AA-         6.950      11/1/2018        1,000,000             992,810
   Bear Stearns Company, Inc.                     A           7.000       7/6/2018          250,000             237,819
   Goldman Sachs Group, Inc.                      A+          6.650      5/15/2009          750,000             745,184
   Household Finance Corporation                  A           6.375       8/1/2010          750,000             721,772
   MBNA America Bank                              BBB+        7.750      9/15/2005          500,000             517,354
   Santander Finance Issuances                    A           6.375      2/15/2011          750,000             699,418
   Sears Roebuck Acceptance Corporation           A           6.875     10/15/2017          500,000             461,097
   Washington Mutual, Inc.                        BBB         8.250       4/1/2010          750,000             810,545

FOOD PROCESSING - 1.5%
   Archer Daniels Midland Company                 A+          7.125       3/1/2013        1,000,000           1,029,035
   Nabisco, Inc.                                  A           7.050      7/15/2007          500,000             506,509

HOME BUILDING - 4.1%
   D.R. Horton, Inc.                              BB          8.000       2/1/2009          750,000             723,750
   KB Home                                        BB-         9.500      2/15/2011          750,000             753,750
   MDC Holdings, Inc.                             BB          8.375       2/1/2008          750,000             750,000
   Ryland Group, Inc.                             B+          9.625       6/1/2004          570,000             570,000
   Standard Pacific Corporation                   BB          8.500      6/15/2007          750,000             738,750
   Toll Corporation                               BB+         8.125       2/1/2009          750,000             725,625







				See Notes To Financial Statements



					ADVANCE CAPITAL I, INC. - BOND FUND
					PORTFOLIO OF INVESTMENTS (UNAUDITED)
						JUNE 30, 2001
--------------------------------------------------------------------------------------------------------------------------

                                                  S & P
		                                 CREDIT                                  PRINCIPAL            MARKET
	FIXED INCOME SECURITIES                  RATING      COUPON      MATURITY          AMOUNT              VALUE
--------------------------------------------    --------    --------   ------------    -------------    ------------------
HOTEL / GAMING - 4.5%
   Harrah's Operating Company, Inc.               BB+         7.875     12/15/2005     $    750,000     $       762,187
   HMH Properties, Inc.                           BB          8.450      12/1/2008          750,000             729,375
   Mandalay Resort Group                          BB+         6.450       2/1/2006          500,000             460,294
   MGM Mirage, Inc.                               BBB-        6.750       8/1/2007          750,000             721,982
   Park Place Entertainment                       BB+         7.875     12/15/2005          525,000             526,313
   Starwood Hotels & Resorts                      BBB-        6.750     11/15/2005          750,000             728,685
   Station Casinos, Inc.                          B+          9.750      4/15/2007          750,000             768,750

INDUSTRIAL SERVICES - 0.5%
   Coinmach Corporation                           B          11.750     11/15/2005          500,000             512,500

INSURANCE - 3.6%
   Ace INA Holdings                               A-          8.300      8/15/2006          650,000             700,191
   Allstate Corporation                           A+          7.500      6/15/2013          500,000             519,767
   CIGNA Corporation                              A+          8.250       1/1/2007          100,000             107,693
   CNA Financial Corporation                      BBB         6.950      1/15/2018          250,000             214,775
   Lion Connecticut Holdings, Inc.                A+          7.125      8/15/2006          500,000             519,759
   Loews Corporation                              AA-         6.750     12/15/2006          750,000             747,597
   MBIA, Inc.                                     AA          9.375      2/15/2011          750,000             868,727

MACHINERY - 0.6%
   Caterpillar, Inc.                              A+          9.000      4/15/2006          100,000             112,316
   Deere & Company                                A+          8.950      6/15/2019          500,000             553,831

MEDICAL SERVICES - 2.0%
   HCA - The Healthcare Company                   BB+         8.750       9/1/2010          750,000             795,970
   Healthsouth Corporation                        BB+        10.750      10/1/2008          500,000             540,000
   Tenet Healthcare Corporation                   BB+         8.000      1/15/2005          750,000             769,687

MEDICAL SUPPLIES - 0.5%
   Boston Scientific Corporation                  BBB         6.625      3/15/2005          500,000             488,259

NATURAL GAS - 2.7%
   ANR Pipeline Company                           BBB+        9.625      11/1/2021          700,000             824,757
   Columbia Energy Group                          BBB         7.320     11/28/2010          500,000             489,600
   Enron Corporation                              A           7.750      4/15/2023          320,000             310,637
   Tennessee Gas Pipeline                         BBB+        7.500       4/1/2017          500,000             487,878
   Williams Cos., Inc.                            BBB-        7.625      7/15/2019          750,000             724,158







				See Notes To Financial Statements



					ADVANCE CAPITAL I, INC. - BOND FUND
					PORTFOLIO OF INVESTMENTS (UNAUDITED)
						JUNE 30, 2001
--------------------------------------------------------------------------------------------------------------------------

                                                  S & P
		                                 CREDIT                                  PRINCIPAL            MARKET
	FIXED INCOME SECURITIES                  RATING      COUPON      MATURITY          AMOUNT              VALUE
--------------------------------------------    --------    --------   ------------    -------------    ------------------
NEWSPAPER - 0.5%
   Hollinger International, Inc.                  BB          8.625      3/15/2005     $    500,000     $       502,500
   Knight-Ridder, Inc.                            A           9.875      4/15/2009           50,000              58,748

OILFIELD SERVICES - 3.2%
   Burlington Resources, Inc.                     A-          6.680      2/15/2011          750,000             744,177
   Forest Oil Corporation                         BB          8.000      6/15/2008          750,000             731,250
   Noble Drilling Corporation                     A-          7.500      3/15/2019          500,000             499,733
   Offshore Logistics, Inc.                       BB          7.875      1/15/2008          550,000             517,000
   Parker Drilling Company                        B+          9.750     11/15/2006          750,000             765,000

PAPER & FOREST PRODUCTS - 0.6%
   Weyerhaeuser Company                           A           6.950       8/1/2017          700,000             655,227

PETROLEUM - 2.9%
   Kerr-McGee Corporation                         BBB         7.000      11/1/2011          700,000             700,518
   Louisiana Land & Exploration Co.               A-          7.650      12/1/2023          750,000             759,246
   Ocean Energy, Inc.                             BB+         8.875      7/15/2007          750,000             781,875
   Phillips Petroleum Company                     BBB         6.650      7/15/2018          750,000             709,274

PUBLISHING - 0.8%
   News America Holdings                          BBB-        8.000     10/17/2016          800,000             794,822

RAILROAD - 0.3%
   Burlington Northern Santa Fe                   BBB+        8.750      2/25/2022          250,000             272,186

RECREATION - 0.5%
   Speedway Motorsports, Inc.                     B+          8.500      8/15/2007          500,000             510,000

RENTAL AUTO / EQUIPMENT - 0.7%
   Hertz Corporation                              A-          6.625      5/15/2008          750,000             735,910

RETAIL STORE - 2.0%
   Michaels Stores, Inc.                          BB         10.875      6/15/2006          800,000             838,000
   Tricon Global Restaurants, Inc.                BB          7.650      5/15/2008          750,000             729,375
   Wal-Mart Stores, Inc.                          AA          8.500      9/15/2024          500,000             544,512

SECURITIES BROKERAGE - 2.3%
   Lehman Brothers Holdings, Inc.                 A           8.500       8/1/2015          750,000             829,244
   Merrill Lynch & Company, Inc.                  AA-         6.875     11/15/2018        1,000,000             980,164
   Morgan Stanley Dean Witter                     AA          7.250     10/15/2023          500,000             474,602






				See Notes To Financial Statements



					ADVANCE CAPITAL I, INC. - BOND FUND
					PORTFOLIO OF INVESTMENTS (UNAUDITED)
						JUNE 30, 2001
--------------------------------------------------------------------------------------------------------------------------

                                                  S & P
	   FIXED INCOME SECURITIES AND           CREDIT                                  PRINCIPAL           MARKET
	      REPURCHASE AGREEMENT               RATING      COUPON     MATURITY           AMOUNT             VALUE
--------------------------------------------    --------    --------   ------------    -------------    ------------------
SEMICONDUCTOR - 1.6%
   Amkor Technology, Inc.                         BB-         9.250       5/1/2006     $    500,000     $       482,500
   Applied Materials, Inc.                        A-          7.125     10/15/2017          750,000             726,110
   Fairchild Semiconductor International, Inc.    B          10.375      10/1/2007          500,000             485,000

STEEL - 0.7%
   AK Steel Corporation                           BB          9.125     12/15/2006          750,000             768,750

TELECOMMUNICATIONS SERVICE - 9.3%
   Ametek, Inc.                                   BBB         7.200      7/15/2008          500,000             469,566
   AT&T Corporation                               A           8.125      7/15/2024          750,000             754,775
   Bell Canada                                    A+          9.500     10/15/2010          750,000             832,974
   COX Communications, Inc.                       BBB         6.400       8/1/2008          700,000             680,205
   Deutsche Telekom International Finance BV      A-          7.750      6/15/2005          750,000             784,068
   Global Crossings Ltd.                          BB          9.625      5/15/2008          750,000             592,500
   MasTec, Inc.                                   BBB-        7.750       2/1/2008          750,000             630,000
   Motorola, Inc.                                 A+          7.625     11/15/2010          500,000             471,901
   New York Telephone Company                     A+          7.250      2/15/2024          500,000             475,282
   Qwest Communications International             BBB+        7.500      11/1/2008          750,000             759,746
   Rogers Cantel, Inc.                            BB-         8.800      10/1/2007          500,000             467,500
   SBC Communications Capital Corporation         AA-         7.000       7/1/2015          750,000             756,854
   Sprint Capital Corporation                     BBB+        6.900       5/1/2019          750,000             657,109
   Verizon Communications                         A+          8.750      11/1/2021        1,000,000           1,147,708

TOBACCO - 0.1%
   Philip Morris Companies, Inc.                  A           6.375       2/1/2006          100,000              99,798

TOILETRIES/COSMETICS - 1.0%
   Kimberly-Clark Corporation                     AA          7.000      8/15/2023          500,000             466,680
   Procter & Gamble Company                       AA          7.375       3/1/2023          575,000             576,526

TRANSPORT SERVICES - 0.5%
   Stagecoach Holdings PLC                        BBB         8.625     11/15/2009          500,000             465,687

TOTAL FIXED-INCOME SECURITIES - 98.4%
   (Cost $100,807,841)                                                                                      101,688,085

REPURCHASE AGREEMENT - 1.2%
   Fifth Third Bank Two Party Repurchase
   Agreement, 4.0%, 07/02/01                                                                                  1,315,023
													 -----------------

TOTAL INVESTMENTS IN SECURITIES - 99.6%
   (Cost $102,122,864)                                                                                   $  103,003,108
													 =================






				See Notes To Financial Statements




		ADVANCE CAPITAL I, INC. - BALANCED FUND
		  PORTFOLIO OF INVESTMENTS (UNAUDITED)
                 	     JUNE 30, 2001



                                                               MARKET
	COMMON STOCK                             SHARES         VALUE
---------------------------------------------   --------   ---------------
ADVERTISING - 0.5%
  Catalina Marketing Corporation*                 6,300    $      192,213
  Harte-Hanks, Inc.                               6,000           148,560
  Interpublic Group of Companies, Inc.            6,220           182,557
  Lamar Advertising Company*                      5,200           228,800
  Omnicom Group, Inc.                             2,000           172,000
  WPP Group PLC - ADR                             3,089           155,222

AEROSPACE / DEFENSE - 1.0%
  Boeing Company                                 15,140           841,784
  General Dynamics Corporation                    5,700           443,517
  Honeywell International, Inc.                   5,500           191,950
  Lockheed Martin Corporation                     8,000           296,400
  United Technologies Corporation                 6,900           505,494

AIR TRANSPORT - 0.2%
  Southwest Airlines                             21,000           388,290

APPAREL - 0.4%
  Cintas Corporation                              6,850           316,813
  Gucci Group NV - ADR                            2,300           190,095
  Quiksilver, Inc.*                               4,500           112,500
  VF Corporation                                  6,100           221,918

AUTO PARTS - 0.1%
  Genuine Parts Company                           8,000           252,000

AUTO & TRUCK - 0.4%
  Ford Motor Company                             20,803           510,714
  General Motors Corporation                      5,400           347,490

BANK - 4.3%
  Banc One Corporation                           15,260           546,308
  Bank of America Corporation                    22,313         1,339,449
  Bank of New York Company, Inc.                 14,300           686,400
  City National Corporation                       3,100           137,299
  Community First Bankshares, Inc.                9,000           207,000
  Fifth Third Bancorp                             7,500           450,375
  First Tennessee National Corporation           11,600           402,636
  FleetBoston Financial Corporation              17,016           671,281
  Investors Financial Services Corp.              2,500           167,500
  J.P. Morgan Chase & Company                    22,070           981,453
  Mellon Financial Corporation                   20,800           932,048
  National City Corporation                       6,500           200,070
  Northern Trust Corporation                      3,400           212,500
  PNC Financial Services Group                   13,900           914,481
  Silicon Valley Bancshares*                      6,500           143,000
  State Street Corporation                        4,800           237,552
  Synovus Financial Corporation                   6,000           188,280
  U.S. Bancorp                                   20,228           460,996
  Wells Fargo & Company                          16,130           748,916
  Wilmington Trust Corporation                    5,500           344,575

BEVERAGE - 0.8%
  Anheuser-Busch Companies, Inc.                 14,800           609,760
  Brown-Forman Corporation                        4,000           255,760
  Diageo PLC-ADR                                  4,800           210,960
  PepsiCo, Inc.                                  16,500           729,300

BIOTECHNOLOGY - 0.9%
  Affymetrix, Inc.*                               2,500            55,125
  Amgen, Inc.*                                    1,500            91,020
  Applera Corp.-Celera Genomics Group*            2,000            79,320
  Biogen, Inc.*                                   1,500            81,540
  Genzyme Corporation*                            2,000           122,000
  Human Genome Sciences, Inc.*                    4,800           289,200
  Idec Pharmaceuticals Corporation*               6,000           406,140
  Immunex Corporation*                            6,300           111,825
  Incyte Genomics, Inc.*                          4,000            98,080
  Invitrogen Corporation*                         3,000           166,920
  Millennium Pharmaceuticals, Inc.*               6,000           213,480
  Protein Design Labs, Inc.*                      4,000           347,040

BROADCASTING / CABLE TV - 1.6%
  AOL Time Warner, Inc.*                          3,000           159,000
  Clear Channel Communications*                   5,468           342,844
  COX Communications, Inc.*                       3,000           132,900
  Emmis Communications Corporation*               6,200           190,650
  Entercom Communications Corporation*            5,300           284,133






				See Notes To Financial Statements





		ADVANCE CAPITAL I, INC. - BALANCED FUND
		  PORTFOLIO OF INVESTMENTS (UNAUDITED)
                 	     JUNE 30, 2001


                                                               MARKET
	COMMON STOCK                             SHARES         VALUE
---------------------------------------------   --------   ---------------
BROADCASTING / CABLE TV - 1.6% (CONTINUED)
  Gemstar-TV Guide International, Inc.*           6,300    $      277,200
  Hispanic Broadcasting Corporation*              7,700           220,913
  Radio One, Inc. - Class A*                      3,300            75,900
  Radio One, Inc. - Class D*                      6,600           145,530
  Regent Communications, Inc.*                   16,000           191,840
  Reuters Group PLC - ADR                         2,733           212,491
  Salem Communications Corp. - Class A*           3,000            65,640
  Univision Communications, Inc.*                 6,600           282,348
  USA Networks, Inc.*                            10,600           298,814
  Viacom, Inc. - Class B*                         4,994           258,440
  Walt Disney Company (The)                      16,000           462,240
  Westwood One, Inc.*                             4,400           162,140

BUILDING MATERIALS - 0.2%
  Dycom Industries, Inc.*                         3,750            85,988
  Insituform Technologies, Inc. - Class A*        5,500           200,750
  Martin Marietta Materials                       5,000           247,450

CHEMICAL - 1.3%
  Dow Chemical Company                           17,483           581,310
  duPont, E.I. de Nemours & Co.                  11,000           530,640
  Ecolab, Inc.                                    6,800           278,596
  Engelhard Corporation                          10,000           257,900
  Ferro Corporation                               5,000           109,050
  Monsanto Company                               14,000           518,000
  Rohm & Haas Company                            11,000           361,900
  Symyx Technologies, Inc.*                       3,800            99,902
  Valspar Corporation                             5,100           181,050

COMPUTER & PERIPHERALS - 0.9%
  Brocade Communications Systems*                 4,000           175,960
  Dell Computer Corporation*                      7,500           194,625
  Diebold, Inc.                                   2,400            77,160
  EMC Corporation*                                2,600            76,050
  Hewlett-Packard Company                        20,200           577,720
  IBM Corporation                                 6,500           737,750
  Synopsys, Inc.*                                 2,000            96,780
  VERITAS Software Corporation*                   3,000           199,590

COMPUTER SOFTWARE & SERVICES - 3.2%
  Adobe Systems, Inc.                             6,300           296,100
  Affiliated Computer Services, Inc.*             2,000           143,820
  Automatic Data Processing                       8,000           397,600
  BARRA, Inc.*                                    3,750           146,813
  BEA Systems, Inc.*                              4,000           122,840
  BISYS Group, Inc. (The)*                        5,000           295,000
  BMC Software, Inc.*                             5,000           112,700
  Cadence Design Systems, Inc.*                   4,700            87,561
  Check Point Software Tech. Ltd.* - ADR          6,000           303,420
  Choicepoint, Inc.*                              6,000           252,300
  Citrix Systems, Inc.*                           2,000            69,800
  CNET Networks, Inc.*                            3,500            45,500
  Computer Associates International, Inc.         8,000           288,000
  DST Systems, Inc.*                              4,000           210,800
  Electronic Arts, Inc.*                          4,000           231,600
  FactSet Research Systems, Inc.                  5,000           178,500
  First Data Corporation                         10,000           643,500
  Fiserve, Inc.*                                  2,500           159,950
  IMS Health Incorporated                        10,200           290,700
  Informatica Corporation*                        4,000            69,440
  Internet Security Systems, Inc.*                2,400           116,544
  Interwoven, Inc.*                               2,000            33,800
  Intuit, Inc.*                                   5,600           223,944
  Keane, Inc.                                     3,000            66,000
  Mercury Interactive Corporation*                4,500           269,550
  Micromuse, Inc.*                                3,000            83,970
  Microsoft Corporation*                         10,800           784,080
  National Instruments Corporation*               3,200           103,840
  NetIQ Corporation*                              2,228            69,714
  Oracle Corporation*                             4,000            76,000
  Peregrine Systems, Inc.*                        6,700           194,300
  SEI Investments Company                        12,600           597,240
  Siebel Systems, Inc.*                           2,000            93,800
  SunGard Data Systems, Inc.*                     7,000           210,070
  Wind River Systems, Inc.*                       5,000            87,300







				See Notes To Financial Statements





		ADVANCE CAPITAL I, INC. - BALANCED FUND
		  PORTFOLIO OF INVESTMENTS (UNAUDITED)
                 	     JUNE 30, 2001


                                                               MARKET
	COMMON STOCK                             SHARES         VALUE
---------------------------------------------   --------   ---------------
DIVERSIFIED - 0.7%
  Corning, Inc.*                                  8,000    $      133,680
  Crane Company                                   7,000           217,000
  Danaher Corporation                             1,500            84,000
  Eaton Corporation                               2,000           140,200
  Illinois Tool Works, Inc.                       9,500           601,350
  Roper Industries, Inc.                          4,000           167,000
  Textron, Inc.                                   5,000           275,200

ELECTRIC & GAS UTILITIES - 3.1%
  AES Corporation*                                5,600           241,080
  Calpine Corporation*                            5,000           189,000
  Consolidated Edison, Inc.                       6,400           254,720
  Constellation Energy Group, Inc.                5,700           242,820
  Dominion Resources, Inc.                        8,000           481,040
  Duke Energy Corporation                        17,870           697,109
  Entergy Corporation                            12,500           479,875
  Exelon Corporation                             14,625           937,755
  FirstEnergy Corporation                         4,500           144,720
  GPU, Inc.                                       3,600           126,540
  Hawaiian Electric Industries, Inc.              9,100           347,620
  Mirant Corporation*                             5,566           191,470
  Progress Energy, Inc.                          14,265           640,784
  Reliant Energy, Inc.                           12,800           412,288
  RGS Energy Group, Inc.                         11,000           412,500
  Southern Company (The)                         14,000           325,500
  TECO Energy, Inc.                              16,200           494,100
  TXU Corporation                                 9,300           448,167
  XCEL Energy, Inc.                               8,285           235,708

ELECTRICAL EQUIPMENT - 1.1%
  Emerson Electric Company                       11,500           695,750
  General Electric Company                       30,000         1,470,000
  Littlefuse, Inc.*                               5,500           147,345
  Molex, Inc.                                     4,660           138,961

ELECTRONICS - 0.8%
  Agilent Technologies, Inc.*                     2,326            75,595
  Applera Corp-Applied Biosystems Group           4,000           107,000
  Flextronics International Ltd.* - ADR           5,300           138,383
  Jabil Circuit, Inc.*                            4,000           123,440
  Micrel, Inc.*                                   5,100           168,300
  Millipore Corporation                           6,000           371,880
  Sanmina Corporation*                            7,600           177,916
  Sawtek, Inc.*                                   2,000            47,060
  SCI Systems, Inc.*                              4,000           102,000
  Symbol Technologies, Inc.                      15,187           337,151
  Technitrol, Inc.                                6,000           156,000
  Waters Corporation*                             6,000           165,660

ENVIRONMENTAL - 0.2%
  Republic Services, Inc.*                        4,000            79,400
  Waste Management, Inc.                         11,000           339,020

FINANCIAL SERVICES - 4.2%
  American Express Company                       15,000           582,000
  Amvescap PLC - ADR                              6,750           233,753
  Capital One Financial Corporation               2,000           120,300
  Citigroup, Inc.                                45,544         2,406,544
  Concord EFS, Inc.*                              7,000           364,070
  Dun & Bradstreet Corporation*                   5,850           164,970
  Eaton Vance Corporation                         7,500           261,000
  Fannie Mae                                     21,300         1,811,139
  Federated Investors, Inc.                      10,500           338,100
  Franklin Resources, Inc.                        6,400           292,928
  Freddie Mac                                    14,500           986,725
  Goldman Sachs Group, Inc.                       2,700           231,660
  Moody's Corporation                            11,700           391,950
  Morgan Stanley Dean Witter & Co.                8,000           513,840
  Paychex, Inc.                                   7,593           303,720
  Providian Financial Corporation                 2,800           165,760
  Stilwell Financial, Inc.                        9,000           302,040
  Waddell & Reed Financial, Inc.                  7,500           238,125

FOOD PROCESSING - 1.3%
  Campbell Soup Company                           5,000           128,750
  General Mills, Inc.                            14,800           647,944
  Heinz (H.J.) Company                            7,000           286,230
  Hershey Foods Corporation                       4,800           296,208








				See Notes To Financial Statements





		ADVANCE CAPITAL I, INC. - BALANCED FUND
		  PORTFOLIO OF INVESTMENTS (UNAUDITED)
                 	     JUNE 30, 2001


                                                               MARKET
	COMMON STOCK                             SHARES         VALUE
---------------------------------------------   --------   ---------------
FOOD PROCESSING - 1.3% (CONTINUED)
  Kellogg Company                                 7,000    $      203,000
  Quaker Oats Company                             2,000           182,500
  Ralston Purina Company                          6,000           180,120
  Sara Lee Corporation                            9,000           170,460
  Tootsie Roll Industries, Inc.                   5,584           215,207
  Unilever N.V.                                   4,000           238,280
  Wrigley (WM.) Jr. Company                       8,000           374,800

FURNITURE / HOME FURNISHINGS - 0.0%
  HON INDUSTRIES, Inc.                            3,300            79,926

GROCERY - 0.1%
  Albertson's, Inc.                               9,000           269,910

HOMEBUILDING - 0.1%
  Lennar Corporation                              3,200           133,440

HOUSEHOLD PRODUCTS - 0.1%
  Clorox Company                                  5,500           186,175

INDUSTRIAL SERVICES - 0.9%
  Apollo Group, Inc.*                             9,075           385,234
  DeVry, Inc.*                                    8,200           296,184
  Equifax, Inc.                                   5,000           183,400
  F.Y.I., Inc.*                                   5,000           205,000
  Iron Mountain, Inc.*                            3,500           156,940
  ITT Educational Services, Inc.*                 5,200           234,000
  Manpower, Inc.                                  6,000           179,400
  Robert Half International, Inc.*                8,000           199,120
  Viad Corporation                                5,900           155,760

INSURANCE - 2.7%
  AFLAC, Inc.                                    13,600           428,264
  Ambac Financial Group, Inc.                     4,800           279,360
  American General Corporation                   20,000           929,000
  American International Group, Inc.             11,000           935,111
  Gallagher, Arthur J. & Co.                      5,500           143,000
  Hartford Financial Services Group, Inc.         4,000           273,600
  Lincoln National Corporation                    9,500           491,625
  Marsh & McLennan Companies, Inc.                6,600           666,600
  MBIA, Inc.                                      9,750           542,880
  MGIC Investment Corporation                     4,800           348,672
  PMI Group, Inc. (The)                           3,500           250,775
  Progressive Corporation                         3,000           405,570
  Radian Group, Inc.                              7,400           299,330
  Triad Guaranty, Inc.*                           5,000           200,000
  XL Capital Ltd.                                 1,900           155,990

INTERNET - 0.7%
  eBay, Inc.*                                     4,200           287,658
  Homestore.com, Inc.*                            5,000           174,800
  Macromedia, Inc.*                               2,500            45,000
  Openwave Systems, Inc.*                         4,000           138,800
  RSA Security, Inc.*                             4,450           137,728
  Symantec Corporation*                           4,000           174,760
  TMP Worldwide, Inc.*                            4,500           265,995
  VeriSign, Inc.*                                 4,000           240,040
  webMethods, Inc.*                               2,000            42,360

MACHINERY - 0.6%
  Caterpillar, Inc.                               3,600           180,180
  Cognex Corporation*                             4,100           138,785
  Deere & Company                                 4,200           158,970
  Donaldson Company, Inc.                         5,800           180,670
  Dover Corporation                               8,700           327,555
  Grainger (W.W.), Inc.                           7,500           308,700
  IDEX Corporation                                3,000           102,000

MEDICAL SERVICES - 0.5%
  Laboratory Corp. of America Holdings*           2,400           184,560
  Lincare Holdings, Inc.*                         7,000           210,070
  Quest Diagnostics, Inc.*                        6,000           449,100
  Renal Care Group, Inc.*                         3,000            98,670
  Wellpoint Health Networks, Inc.*                1,800           169,632








				See Notes To Financial Statements





		ADVANCE CAPITAL I, INC. - BALANCED FUND
		  PORTFOLIO OF INVESTMENTS (UNAUDITED)
                 	     JUNE 30, 2001


                                                               MARKET
	COMMON STOCK                             SHARES         VALUE
---------------------------------------------   --------   ---------------
MEDICAL SUPPLIES - 1.6%
  Apogent Technologies, Inc.*                     4,000    $       98,400
  ArthroCare Corporation*                         6,800           177,820
  Baxter International, Inc.                     22,000         1,111,000
  Biomet, Inc.                                    6,500           312,390
  Guidant Corporation*                            3,500           126,000
  Hillenbrand Industries, Inc.                    5,500           314,105
  Johnson & Johnson                              15,036           751,198
  Medtronic, Inc.                                 2,000            92,020
  MiniMed, Inc.*                                  4,500           216,000
  ResMed, Inc.*                                   5,600           283,080
  Stryker Corporation                             3,200           175,520
  Techne Corporation*                             3,500           113,750

METAL FABRICATING - 0.1%
  Kaydon Corporation                              8,500           218,025

METALS & MINING - 0.3%
  Alcoa, Inc.                                    18,000           720,000

NATURAL GAS - 0.5%
  El Paso Corporation                             5,000           262,700
  Enron Corporation                              10,800           530,280
  Williams Companies, Inc. (The)                 11,000           362,450

NEWSPAPER - 0.1%
  Gannett Company, Inc.                           4,800           316,320

OFFICE EQUIPMENT & SUPPLIES - 0.7%
  Avery Dennison Corporation                      2,200           112,310
  Minnesota Mining & Manufacturing Co.            8,800         1,004,080
  Pitney Bowes, Inc.                             13,000           547,560

OILFIELD SERVICES - 2.1%
  Baker Hughes, Inc.                             16,000           536,000
  BJ Services Company*                            8,800           255,200
  Cooper Cameron Corporation*                     3,400           189,720
  Exxon Mobil Corporation                        29,801         2,603,117
  Halliburton Company                            10,000           356,000
  Schlumberger Ltd.                               6,680           351,702
  Smith International, Inc.*                      3,800           229,292
  Veritas DGC, Inc.*                              3,500            97,125
  Weatherford International, Inc.*                3,300           158,400

PACKAGING & CONTAINTER - 0.1%
  Sealed Air Corporation*                         5,000           186,250

PAPER & FOREST PRODUCTS - 0.4%
  Georgia-Pacific Group                           4,800           162,480
  International Paper Company                    13,000           464,100
  Weyerhaeuser Company                            6,400           351,808

PETROLEUM - 2.1%
  Apache Corporation                              2,700           137,025
  BP PLC - ADR                                   28,492         1,420,327
  Chevron Corporation                            19,000         1,719,500
  Devon Energy Corporation                        3,000           157,500
  Royal Dutch Petroleum Co. - ADR                21,100         1,229,497
  Texaco, Inc.                                    2,300           153,318

PHARMECUTICALS - 3.8%
  Abbott Laboratories                            17,375           834,000
  Abgenix, Inc.*                                  1,500            67,500
  Allergan, Inc.                                  2,400           201,672
  American Home Products Corp.                   19,300         1,133,875
  AstraZeneca PLC - ADR                           6,500           303,875
  Aurora Biosciences Corporation*                 2,500            77,500
  Bristol-Myers Squibb Company                   18,000           941,400
  Cardinal Health, Inc.                           4,050           279,450
  Cephalon, Inc.*                                 2,000           141,000
  Elan Corporation PLC* - ADR                     3,500           213,500
  Eli Lilly & Company                             5,000           370,000
  Express Scripts, Inc.*                          6,000           330,180
  Gilead Sciences, Inc.*                          3,900           226,941
  GlaxoSmithKline PLC* - ADR                      7,000           393,400
  MedImmune, Inc.*                                5,100           240,720
  Merck & Company, Inc.                          12,000           766,920
  Pfizer, Inc.                                   15,125           605,756
  Pharmacia Corporation                          10,115           464,784







				See Notes To Financial Statements





		ADVANCE CAPITAL I, INC. - BALANCED FUND
		  PORTFOLIO OF INVESTMENTS (UNAUDITED)
                 	     JUNE 30, 2001


                                                               MARKET
	COMMON STOCK                             SHARES         VALUE
---------------------------------------------   --------   ---------------
PHARMECUTICALS - 3.8% (CONTINUED)
  QLT, Inc.*                                      2,500    $       48,950
  Schering-Plough Corporation                    17,500           634,200
  Shire Pharmaceuticals PLC* - ADR                6,034           334,887
  Watson Pharmaceuticals, Inc.*                   2,100           129,444

PRECISION INSTRUMENT - 0.1%
  CUNO Incorporated*                              5,000           150,000
  Dionex Corporation*                             2,500            83,125
  Parker-Hannifin Corporation                     1,575            66,843

PRINTING - 0.1%
  Valassis Communications, Inc.*                  6,400           229,120

PUBLISHING - 0.5%
  Harcourt General, Inc.                          2,500           145,475
  McGraw-Hill Companies, Inc.                     9,000           595,350
  Meredith Corporation                            3,700           132,497
  Value Line, Inc.                                5,700           240,654

REAL ESTATE INVESTMENT MANAGEMENT - 0.2%
  Jones Lang LaSalle, Inc.*                       9,000           118,800
  Security Capital Group, Inc. - Class B*        11,400           243,960
  Trammell Crow Company*                         10,500           116,025

REAL ESTATE INVESTMENT TRUST - 1.7%
  Archstone Communities Trust                    19,900           513,022
  CarrAmerica Realty Corporation                  7,000           213,500
  Duke Realty Corporation                        11,200           278,320
  Equity Office Properties Trust                 15,700           496,591
  Equity Residential Properties Trust             7,500           424,125
  Prologis Trust                                 26,908           611,350
  Rouse Company                                  10,800           309,420
  Simon Property Group, Inc.                     14,400           431,568
  Spieker Properties, Inc.                        5,800           347,710
  Weingarten Realty Investors                     5,200           228,020

RECREATION - 0.4%
  Brunswick Corporation                          10,000           240,300
  Carnival Corporation                            4,000           122,800
  Harley-Davidson, Inc.                           8,000           376,640
  Sabre Holdings Corporation*                     3,500           175,000

RESTAURANT - 0.4%
  McDonald's Corporation                         13,500           365,310
  Outback Steakhouse, Inc.*                      10,000           288,000
  Starbucks Corporation*                         16,000           368,000

RETAIL STORE - 1.5%
  Bed Bath & Beyond, Inc.*                       16,000           480,000
  BJ's Wholesale Club, Inc.*                      3,400           181,084
  CDW Computer Centers, Inc.*                     4,000           158,840
  CVS Corporation                                 2,100            81,060
  Dollar General Corporation                     15,257           297,511
  Dollar Tree Stores, Inc.*                       6,300           175,392
  Family Dollar Stores                            9,000           230,670
  Kohl's Corporation*                             2,000           125,460
  Men's Warehouse, Inc. (The)*                    4,750           131,100
  RadioShack Corporation                          5,000           152,500
  Ross Stores, Inc.                              10,500           251,475
  Staples, Inc.*                                  3,300            52,767
  Target Corporation                             12,000           415,200
  Tiffany & Company                               9,200           333,224
  TJX Companies, Inc.                             9,400           299,578
  Williams-Sonoma, Inc.*                          5,500           213,510

SECURITIES BROKERAGE - 0.9%
  A.G. Edwards, Inc.                              6,000           270,000
  Bear Stearns Companies, Inc. (The)              5,176           305,229
  Charles Schwab Corporation                     12,337           194,308
  Investment Technology Group, Inc.               4,626           232,641
  LaBranche & Co, Inc.*                           5,300           153,700
  Legg Mason, Inc.                                4,600           228,896
  Merrill Lynch & Company, Inc.                   8,800           521,400
  Raymond James Financial, Inc.                   3,500           107,100






				See Notes To Financial Statements





		ADVANCE CAPITAL I, INC. - BALANCED FUND
		  PORTFOLIO OF INVESTMENTS (UNAUDITED)
                 	     JUNE 30, 2001


                                                               MARKET
	COMMON STOCK                             SHARES         VALUE
---------------------------------------------   --------   ---------------
SEMICONDUCTORS - 2.0%
  Altera Corporation*                            10,000    $      290,000
  Analog Devices, Inc.*                           5,800           250,850
  Applied Materials, Inc.*                        8,000           392,800
  Applied Micro Circuits Corporation*            10,000           172,000
  Broadcom Corporation*                           3,500           149,660
  Cree, Inc.*                                     3,000            78,435
  Intel Corporation                              18,000           526,500
  KLA-Tencor Corporation*                         4,000           233,880
  Lam Research Corporation*                       2,000            59,300
  Lattice Semiconductor Corporation*              8,200           200,080
  Linear Technology Corporation                   5,300           234,366
  Maxim Integrated Products, Inc.*                8,057           356,200
  Microchip Technology, Inc.*                     5,375           184,094
  MIPS Technologies, Inc. - Class B*              3,500            33,600
  National Semiconductor Corp.*                   2,800            81,536
  PMC-Sierra, Inc.*                               3,000            93,210
  QLogic Corporation*                             2,000           128,900
  Semtech Corporation*                            4,500           135,000
  Teradyne, Inc.*                                 4,000           140,000
  Texas Instruments, Inc.                        12,400           395,560
  TranSwitch Corporation*                         3,000            32,250
  Vitesse Semiconductor Corporation*              5,000           105,200
  Xilinx, Inc.*                                   8,400           346,416

STEEL - 0.1%
  Nucor Corporation                               6,000           293,340

TELECOMMUNICATIONS EQUIPMENT - 0.6%
  ADC Telecommunications, Inc.*                   8,000            52,800
  American Tower Corporation                      4,300            88,881
  Cisco Systems, Inc.*                           16,000           291,200
  Comverse Technology, Inc.*                      4,400           253,528
  Crown Castle International Corp.*               5,300            86,920
  Finisar Corporation*                            5,000            93,400
  JDS Uniphase Corporation*                      11,600           147,900
  Network Appliance, Inc.*                        5,600            76,720
  Newport Corporation                             2,500            66,250
  Nortel Networks Corporation                     6,909            62,388
  RF Micro Devices, Inc.*                         3,000            80,400
  SBA Communications Corporation*                 2,500            61,875
  Scientific-Atlanta, Inc.                        2,500           101,500
  Tellabs, Inc.*                                  1,300            25,064

TELECOMMUNICATIONS SERVICE - 2.3%
  ALLTEL Corporation                             11,786           722,010
  BellSouth Corporation                          19,000           765,130
  CenturyTel, Inc.                                8,000           242,400
  Nextel Communications, Inc.*                    2,000            35,000
  SBC Communications, Inc.                       34,396         1,377,904
  Sprint Corporation                              8,400           179,424
  Time Warner Telecom, Inc. - Class A*            2,000            67,040
  Verizon Communications, Inc.                   33,450         1,789,575
  Western Wireless Corporation*                   3,700           159,100

TOBACCO - 0.6%
  Philip Morris Companies, Inc.                  22,900         1,133,550
  UST, Inc.                                      11,500           331,890

TOILETRIES / COSMETICS - 1.0%
  Avon Products, Inc.                            12,500           578,500
  Colgate-Palmolive Company                       6,500           383,435
  Gillette Company                                7,500           217,425
  Kimberly-Clark Corporation                     13,000           726,700
  Proctor & Gamble Company                        7,900           504,020

TOYS - 0.1%
  Mattel, Inc.                                    9,125           172,645

TRANSPORT SERVICES - 0.3%
  C.H. Robinson Worldwide, Inc.                   6,000           167,340
  EGL, Inc.*                                      1,000            17,460
  Expeditors International of Washington, Inc.    5,000           299,995
  UTI Worldwide, Inc.*                            7,000           111,440

WATER UTILITY - 0.2%
  American Water Works Co., Inc.                 10,500           346,185
							   ---------------

TOTAL COMMON STOCK - 57.7%
  (Cost $88,244,470)                                       $  133,247,369
							   ===============







*Securities are non-income producing
ADR - American Depositary Receipts



				See Notes To Financial Statements



					ADVANCE CAPITAL I, INC. - BALANCED FUND
					  PORTFOLIO OF INVESTMENTS (UNAUDITED)
						      JUNE 30, 2001


                                                 S & P
		                                CREDIT                              PRINCIPAL          MARKET
	FIXED INCOME SECURITIES                 RATING    COUPON      MATURITY        AMOUNT            VALUE
--------------------------------------------   --------   --------   -----------   -------------   ----------------
AEROSPACE / DEFENSE - 1.0%
   B.F. Goodrich Company                        A-          6.800       2/1/2018   $  1,000,000    $       878,159
   Lockheed Martin Corporation                  BBB-        7.650       5/1/2016        750,000            771,208
   Raytheon Company                             BBB-        6.750      8/15/2007        750,000            731,252

AIR TRANSPORT - 0.5%
   Federal Express Corporation                  BBB+        8.760      5/22/2015      1,100,000          1,234,640

AUTO PARTS - 0.3%
   TRW, Inc.                                    BBB         6.250      1/15/2010        750,000            686,827

AUTO & TRUCK - 0.9%
   Ford Motor Company                           A           6.500       8/1/2018      1,000,000            906,942
   General Motors Corporation                   A           7.700      4/15/2016      1,000,000          1,046,724

BANK - 5.3%
   ABN AMRO Bank NV                             AA-         7.300      12/1/2026      1,000,000            971,577
   Banc One Corporation                         A-         10.000      8/15/2010        750,000            891,769
   Bank of America Corporation                  A           7.750      8/15/2015      1,000,000          1,054,706
   Barclays Bank PLC                            AA-         7.400     12/15/2009      1,000,000          1,047,522
   Citicorp, Inc.                               A+          7.250     10/15/2011        750,000            769,269
   Comerica Bank                                A-          7.125      12/1/2013      1,050,000          1,041,709
   First Union Corporation                      A-          8.000      8/15/2009      1,000,000          1,036,756
   FleetBoston Financial Corporation            A           7.375      9/15/2006        500,000            518,965
   J. P. Morgan Chase & Company                 A+          6.750      8/15/2008      1,000,000          1,007,172
   MBNA America Bank, N.A.                      BBB         6.750      3/15/2008        500,000            486,365
   Republic New York Corporation                A           7.000      3/22/2011        500,000            499,091
   Royal Bank of Scotland PLC                   A           6.375       2/1/2011      1,000,000            975,934
   Swiss Bank Corp.-NY                          AA          7.375      7/15/2015      1,000,000          1,041,783
   Wachovia Corporation                         A+          6.375       2/1/2009      1,000,000            974,889

BEVERAGE - 0.5%
   Anheuser-Busch Companies, Inc.               A+          7.125       7/1/2017      1,000,000          1,026,937

BROADCASTING/CABLE TV - 0.9%
   Continental Cablevision, Inc.                A           9.500       8/1/2013      1,000,000          1,110,801
   Time Warner, Inc.                            BBB+        7.250     10/15/2017      1,000,000            982,577

BUILDING MATERIALS - 0.2%
   Masco Corporation                            BBB+        7.125      8/15/2013        500,000            493,755







				See Notes To Financial Statements



					ADVANCE CAPITAL I, INC. - BALANCED FUND
					  PORTFOLIO OF INVESTMENTS (UNAUDITED)
						      JUNE 30, 2001


                                                 S & P
		                                CREDIT                              PRINCIPAL          MARKET
	FIXED INCOME SECURITIES                 RATING    COUPON      MATURITY        AMOUNT            VALUE
--------------------------------------------   --------   --------   -----------   -------------   ----------------
CHEMICAL - 0.9%
   Crompton Corporation                         BBB         6.125       2/1/2006   $    500,000    $       455,607
   Crompton Corporation                         BBB         7.750       4/1/2023        500,000            404,978
   Union Carbide Corporation                    BBB         6.700       4/1/2009      1,250,000          1,252,335

COMPUTER & PERIPHERALS - 1.1%
   Dell Computer Corporation                    BBB+        6.550      4/15/2008      1,000,000            970,844
   IBM Corporation                              A+          8.375      11/1/2019      1,000,000          1,144,893
   Sun Microsystems, Inc.                       BBB+        7.650      8/15/2009        500,000            508,083

COMPUTER SOFTWARE & SERVICES - 0.4%
   Computer Associates International, Inc.      BBB+        6.500      4/15/2008      1,000,000            893,914

DIVERSIFIED - 1.1%
   Norsk Hydro ASA                              A           9.000      4/15/2012      1,250,000          1,445,106
   Tyco International Group SA                  A-          6.375      6/15/2005      1,000,000          1,010,157

ELECTRIC & GAS UTILITIES - 5.3%
   Consolidated Edison, Inc.                    A+          6.450      12/1/2007      1,000,000            974,855
   Dayton Power & Light Company                 BBB+        8.150      1/15/2026        500,000            493,719
   Delmarva Power & Light Company               A           8.500       2/1/2022        500,000            513,554
   Duke Energy Corporation                      AA-         6.375       3/1/2008      1,000,000            993,883
   Duquesne Light Company                       BBB+        7.550      6/15/2025      1,000,000            961,288
   Exelon Corporation                           BBB+        6.750       5/1/2011      1,000,000            984,378
   Florida Power Corporation                    BBB+        8.000      12/1/2022        500,000            496,037
   Hydro-Quebec                                 A+          7.000       3/1/2005        500,000            523,025
   Jersey Central Power & Light Co.             A+          6.750      11/1/2025        750,000            652,999
   Potomac Edison Company                       A+          7.750       5/1/2025        500,000            492,222
   Progress Energy, Inc.                        BBB         7.100       3/1/2011        750,000            759,576
   Public Service Electric & Gas                A-          7.000       9/1/2024      1,000,000            939,123
   TXU Corporation                              BBB         6.564       7/1/2005        500,000            501,103
   TXU Corporation                              BBB+        7.875       3/1/2023        750,000            750,721
   Union Electric Company                       A+          8.750      12/1/2021      1,000,000          1,037,295
   Virginia Electric Power                      A           8.000       3/1/2004      1,000,000          1,056,236

ELECTRONICS - 0.4%
   Koninklijke Philips Electronics N.V.         A-          7.250      8/15/2013      1,000,000            992,036

ENTERTAINMENT - 0.4%
   Viacom, Inc.                                 BBB+        7.500      7/15/2023      1,000,000            953,678







				See Notes To Financial Statements



					ADVANCE CAPITAL I, INC. - BALANCED FUND
					  PORTFOLIO OF INVESTMENTS (UNAUDITED)
						      JUNE 30, 2001


                                                 S & P
		                                CREDIT                              PRINCIPAL          MARKET
	FIXED INCOME SECURITIES                 RATING    COUPON      MATURITY        AMOUNT            VALUE
--------------------------------------------   --------   --------   -----------   -------------   ----------------
FINANCIAL SERVICES - 4.1%
   American General Finance Corporation         A+          8.125      8/15/2009   $  1,000,000    $     1,088,667
   Associates Corporation                       AA-         6.950      11/1/2018        800,000            794,248
   BHP Finance USA Ltd.                         A-          7.250       3/1/2016        500,000            483,935
   Dow Capital BV                               A           8.700      5/15/2022        550,000            561,822
   General Electric Capital Corporation         AAA         8.300      9/20/2009        500,000            562,538
   Household Finance Corporation                A           6.375       8/1/2010      1,000,000            962,362
   J.P. Morgan & Company                        A+          6.250      2/15/2011        750,000            719,540
   MBNA America Bank                            BBB+        7.750      9/15/2005        500,000            517,353
   Morgan Stanley Dean Witter                   AA-         6.750     10/15/2013      1,000,000            976,122
   Santander Finance Issuances                  A           6.375      2/15/2011      1,000,000            932,557
   Sears Roebuck Acceptance Corporation         A-          6.875     10/15/2017        750,000            691,646
   Washington Mutual, Inc.                      BBB         8.250       4/1/2010      1,000,000          1,080,726

FOOD PROCESSING - 0.4%
   Nabisco, Inc.                                A           7.050      7/15/2007      1,000,000          1,013,019

FOOD WHOLESALERS - 0.1%
   Sysco Corporation                            AA-         7.250      4/15/2007        250,000            264,866

FOREIGN GOVERNMENT - 1.2%
   Province of Nova Scotia                      A-          7.250      7/27/2013      1,000,000          1,062,064
   Province of Quebec                           A+          7.125       2/9/2024      1,000,000          1,008,885
   Province of Saskatchewan                     A+          9.375     12/15/2020        525,000            675,350

GROCERY - 0.2%
   SUPERVALU, Inc.                              BBB+        6.640       6/9/2006        500,000            467,139

HOTEL / GAMING - 0.5%
   Hilton Hotels Corporation                    BBB-        7.200     12/15/2009        750,000            706,552
   MGM Mirage, Inc.                             BBB-        7.250       8/1/2017        500,000            436,667

INSURANCE - 2.1%
   Ace INA Holdings                             A-          8.300      8/15/2006        750,000            807,913
   Allstate Corporation                         A+          7.500      6/15/2013      1,000,000          1,039,533
   CIGNA Corporation                            A+          8.250       1/1/2007        750,000            807,699
   Loews Corporation                            AA-         6.750     12/15/2006      1,000,000            996,796
   MBIA, Inc.                                   AA          9.375      2/15/2011        950,000          1,100,388

MACHINERY - 0.4%
   Case Corporation                             BBB-        7.250      1/15/2016        500,000            348,487
   Clark Equipment Company                      A-          8.000       5/1/2023        500,000            501,501







				See Notes To Financial Statements



					ADVANCE CAPITAL I, INC. - BALANCED FUND
					  PORTFOLIO OF INVESTMENTS (UNAUDITED)
						      JUNE 30, 2001


                                                 S & P
		                                CREDIT                              PRINCIPAL          MARKET
	FIXED INCOME SECURITIES                 RATING    COUPON      MATURITY        AMOUNT            VALUE
--------------------------------------------   --------   --------   -----------   -------------   ----------------
MEDICAL SUPPLIES - 0.5%
   Cardinal Health, Inc.                        A           6.000      1/15/2006   $    600,000    $       598,714
   Johnson & Johnson                            AAA         8.720      11/1/2024        550,000            605,777

METALS & MINING - 0.2%
   Placer Dome, Inc.                            BBB         7.750      6/15/2015        500,000            469,701

NATURAL GAS - 1.3%
   Columbia Energy Group                        BBB         7.320     11/28/2010      1,000,000            979,200
   Enron Corporation                            BBB+        7.000      8/15/2023        750,000            678,604
   Southwestern Energy Company                  BBB+        6.700      12/1/2005        500,000            495,446
   Tennessee Gas Pipeline                       BBB+        7.500       4/1/2017        800,000            780,606

NEWSPAPER - 0.1%
   Knight-Ridder, Inc.                          A           9.875      4/15/2009        100,000            117,497

OILFIELD SERVICES - 0.8%
   Noble Drilling Corporation                   A-          7.500      3/15/2019      1,000,000            999,467
   Smith International, Inc.                    BBB+        7.000      9/15/2007        750,000            761,576

PAPER & FOREST PRODUCTS - 0.6%
   Pactiv Corporation                           BBB-        8.125      6/15/2017        500,000            482,926
   Weyerhaeuser Company                         A           6.950       8/1/2017      1,000,000            936,039

PETROLEUM - 1.6%
   BP Amoco PLC                                 AA+         8.500       4/1/2012      1,000,000          1,152,573
   Kerr-McGee Corporation                       BBB         7.000      11/1/2011        950,000            950,703
   Louisiana Land & Exploration Co.             A-          7.625      4/15/2013      1,000,000          1,059,977
   Phillips Petroleum Company                   BBB         8.860      5/15/2022        500,000            520,769

PUBLISHING - 0.4%
   News America Holdings                        BBB-        8.000     10/17/2016      1,000,000            993,527

RAILROAD - 0.5%
   Burlington Northern Santa Fe                 BBB+        8.750      2/25/2022      1,000,000          1,088,744

RENTAL AUTO / EQUIPMENT - 0.4%
   Hertz Corporation                            A-          6.625      5/15/2008      1,000,000            981,213








				See Notes To Financial Statements



					ADVANCE CAPITAL I, INC. - BALANCED FUND
					  PORTFOLIO OF INVESTMENTS (UNAUDITED)
						      JUNE 30, 2001


                                                 S & P
	FIXED INCOME SECURITIES AND             CREDIT                               PRINCIPAL         MARKET
	    REPURCHASE AGREEMENT                RATING     COUPON      MATURITY        AMOUNT           VALUE
---------------------------------------------  --------   --------   -----------   -------------   ----------------
RETAIL STORE - 0.1%
   Target Corporation                           A+          9.625       2/1/2008   $    200,000    $       236,136

SECURITIES BROKERAGE - 1.1%
   Bear Stearns Companies, Inc.                 A           7.250     10/15/2006        750,000            776,974
   Lehman Brothers Holdings, Inc.               A           8.500       8/1/2015      1,000,000          1,105,659
   Merrill Lynch & Company, Inc.                AA-         7.190       8/7/2012        750,000            746,365

SEMICONDUCTOR - 0.4%
   Applied Materials, Inc.                      A-          7.125     10/15/2017      1,000,000            968,147

TELECOMMUNICATIONS SERVICE - 4.3%
   Bell Canada                                  A+          9.500     10/15/2010      1,200,000          1,332,758
   COX Communications, Inc.                     BBB         6.850      1/15/2018        550,000            506,752
   Deutsche Telekom International Finance BV    A-          7.750      6/15/2005      1,000,000          1,045,424
   Michigan Bell Telephone                      AA-         7.500      2/15/2023        750,000            735,111
   Motorola, Inc.                               A+          7.625     11/15/2010        750,000            707,851
   New York Telephone Company                   AA          7.375     12/15/2011      1,000,000          1,004,393
   Southwestern Bell Telephone                  AA-         6.750       6/1/2008      1,000,000            997,630
   Sprint Capital Corporation                   BBB+        6.900       5/1/2019      1,000,000            876,145
   Verizon Communications                       A+          6.460      4/15/2008      1,000,000            982,816
   Vodafone Group PLC                           A           7.500      7/15/2006      1,000,000          1,055,677
   WorldCom, Inc.                               BBB+        7.750      3/15/2024        750,000            687,720

TOILETRIES / COSMETICS - 0.4%
   Procter & Gamble Company                     AA          7.375       3/1/2023      1,000,000          1,002,654

U.S. GOVERNMENT - 0.5%
   U.S. Treasury - Bond                                     6.625      05/15/07       1,000,000          1,075,937

TOTAL FIXED-INCOME SECURITIES - 41.4%
   (Cost $95,426,002)                                                                                   95,454,557

REPURCHASE AGREEMENT - 0.3%
   Fifth Third Bank Two Party Repurchase
   Agreement, 4.0%, due 07/02/01                                                                           609,717

TOTAL COMMON STOCK - 57.7%
   (Cost $88,244,470)                                                                                  133,247,369
												   ----------------

TOTAL INVESTMENTS IN SECURITIES - 99.4%
   (Cost $184,280,190)                                                                             $   229,311,643
												   ================







				See Notes To Financial Statements



				ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
				     PORTFOLIO OF INVESTMENTS (UNAUDITED)
						JUNE 30, 2001
---------------------------------------------------------------------------------------------------------------------

			                          S & P
						  CREDIT                                PRINCIPAL          MARKET
	FIXED INCOME SECURITIES			  RATING     COUPON     MATURITY         AMOUNT            VALUE
----------------------------------------------   ---------  --------   ------------  -------------   ----------------
ADVERTISING - 0.6%
   News Corporation Ltd.                          BB+         8.750      2/15/2006   $  1,125,000    $     1,161,562

AEROSPACE / DEFENSE - 1.6%
   AAR Corporation                                BBB         7.250     10/15/2003        500,000            496,355
   Boeing Company                                 AA-         9.750       4/1/2012      1,000,000          1,217,614
   Lockheed Martin Corporation                    BBB-        7.875      3/15/2023        500,000            484,435
   Lockheed Martin Corporation                    BBB-        7.750      4/15/2023      1,000,000            961,218

AIR TRANSPORT - 2.7%
   AMR Corporation                                BBB-        9.000       8/1/2012      1,000,000            998,714
   Continental Airlines, Inc.                     BB-         8.000     12/15/2005      1,230,000          1,199,250
   Delta Air Lines, Inc.                          BBB-       10.375       2/1/2011        500,000            536,137
   Federal Express Corporation                    BBB+        7.630       1/1/2015      1,000,000          1,022,000
   Northwest Airlines, Inc.                       BB          8.700      3/15/2007      1,000,000            971,680
   United Airlines, Inc.                          BB+        10.250      7/15/2021        500,000            495,840
   United Airlines, Inc.                          BB+         9.750      8/15/2021        500,000            465,665

AUTO PARTS - 0.6%
   TRW, Inc.                                      BBB         9.375      4/15/2021      1,000,000          1,118,986

AUTO & TRUCK - 1.5%
   Ford Motor Company                             A           8.875     11/15/2022      2,000,000          2,079,048
   General Motors Corporation                     A           8.100      6/15/2024      1,000,000            999,029

BANK - 9.4%
   ABN AMRO Bank NV                               AA-         7.300      12/1/2026        500,000            485,789
   Banc One Corporation                           A-          7.750      7/15/2025      1,000,000          1,046,934
   Bank of America Corporation                    A           7.125       3/1/2009      1,000,000          1,017,148
   Bank of America Corporation                    A          10.200      7/15/2015      1,000,000          1,255,070
   Bankers Trust Corporation                      A+          7.500     11/15/2015      1,500,000          1,527,326
   Barclays Bank PLC                              AA-         7.400     12/15/2009      1,000,000          1,047,522
   Citicorp, Inc.                                 A+          7.250     10/15/2011      1,000,000          1,025,692
   Comerica Bank                                  A-          7.125      12/1/2013      1,500,000          1,488,156
   Dresdner Bank - New York                       A+          7.250      9/15/2015      1,500,000          1,526,918






				See Notes To Financial Statements



				ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
				     PORTFOLIO OF INVESTMENTS (UNAUDITED)
						JUNE 30, 2001
---------------------------------------------------------------------------------------------------------------------

			                          S & P
						  CREDIT                                PRINCIPAL          MARKET
	FIXED INCOME SECURITIES			  RATING     COUPON     MATURITY         AMOUNT            VALUE
----------------------------------------------   ---------  --------   ------------  -------------   ----------------
BANK - 9.4% (CONTINUED)
   First Union Corporation                        A-          8.000      8/15/2009   $  1,000,000    $     1,036,756
   FleetBoston Financial Corporation              A-          6.625      12/1/2005      1,000,000          1,019,819
   J.P. Morgan Chase & Company                    A+          6.125     10/15/2008      1,500,000          1,457,190
   KeyCorp                                        BBB+        6.750      3/15/2006      1,000,000          1,011,731
   National City Corporation                      A-          6.875      5/15/2019      1,000,000            954,675
   Republic New York Corporation                  A           9.125      5/15/2021      1,000,000          1,156,746
   Royal Bank of Scotland PLC                     A           6.375       2/1/2011      1,000,000            975,934
   Swiss Bank Corporation-NY                      AA          7.375      6/15/2017      1,000,000          1,060,698

BEVERAGE - 0.8%
   Anheuser-Busch Companies, Inc.                 A+          7.125       7/1/2017      1,500,000          1,540,405

BROADCASTING / CABLE TV - 6.5%
   Adelphia Communications                        B+          9.875       3/1/2007      1,500,000          1,485,000
   Charter Communications Holdings LLC            B+          8.625       4/1/2009      1,500,000          1,425,000
   Clear Channel Communications                   BB+         8.750      6/15/2007      1,250,000          1,312,500
   Comcast Corporation                            BBB         8.875       4/1/2007        500,000            532,840
   Comcast Corporation                            BBB         7.625      4/15/2008      1,000,000          1,044,282
   Continental Cablevision, Inc.                  A           9.500       8/1/2013        500,000            555,400
   CSC Holdings, Inc.                             BB+         7.875      2/15/2018        500,000            461,769
   CSC Holdings, Inc.                             BB-         9.875      5/15/2006        750,000            783,750
   Fox Family Worldwide, Inc.                     B           9.250      11/1/2007      1,250,000          1,262,500
   Rogers Cablesystems Ltd.                       BB+        10.000      12/1/2007        500,000            537,500
   Rogers Cablesystems Ltd.                       BB+        10.000      3/15/2005        500,000            533,750
   Sinclair Broadcast Group, Inc.                 B          10.000      9/30/2005        500,000            502,500
   Time Warner, Inc.                              BBB+        9.125      1/15/2013      1,000,000          1,142,675
   Turner Broadcasting System, Inc.               BBB+        8.375       7/1/2013        750,000            816,119
   Viacom, Inc.                                   BBB+        8.625       8/1/2012        750,000            826,026

CHEMICAL - 1.5%
   Crompton Corporation                           BBB         6.125       2/1/2006        500,000            455,607
   Crompton Corporation                           BBB         7.750       4/1/2023      1,500,000          1,214,935
   Eastman Chemical Company                       BBB+        7.250      1/15/2024      1,000,000            828,352
   Union Carbide Chemicals & Plastics Co.         BBB         7.875       4/1/2023        600,000            635,952







				See Notes To Financial Statements



				ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
				     PORTFOLIO OF INVESTMENTS (UNAUDITED)
						JUNE 30, 2001
---------------------------------------------------------------------------------------------------------------------

			                          S & P
						  CREDIT                                PRINCIPAL          MARKET
	FIXED INCOME SECURITIES			  RATING     COUPON     MATURITY         AMOUNT            VALUE
----------------------------------------------   ---------  --------   ------------  -------------   ----------------
COMPUTER & PERIPHERALS - 1.8%
   Dell Computer Corporation                      BBB+        6.550      4/15/2008   $  1,000,000    $       970,844
   IBM Corporation                                A+          8.375      11/1/2019      1,500,000          1,717,340
   Unisys Corporation                             BB+         8.125       6/1/2006      1,000,000            972,500

COMPUTER SOFTWARE & SERVICES - 0.6%
   Computer Associates International, Inc.        BBB+        6.375      4/15/2005      1,250,000          1,185,716

DIVERSIFIED - 1.6%
   Norsk Hydro ASA                                A           9.000      4/15/2012      1,500,000          1,734,127
   Tyco International Group SA                    A-          6.125      11/1/2008      1,500,000          1,450,707

ELECTRIC & GAS UTILITIES - 10.0%
   AES Corporation                                BB          9.375      9/15/2010      1,000,000          1,010,000
   Alabama Power Company                          A           9.000      12/1/2024        377,000            398,248
   Calpine Corporation                            BB+         7.875       4/1/2008      1,800,000          1,717,911
   Consolidated Edison, Inc.                      AAA         7.500      6/15/2023      1,000,000            960,389
   Dayton Power & Light Company                   BBB+        8.150      1/15/2026      1,000,000            987,439
   Duke Energy Corporation                        AA-         6.750       8/1/2025      1,500,000          1,377,409
   Exelon Corporation                             BBB+        6.750       5/1/2011      1,000,000            984,378
   Florida Power Corporation                      BBB+        8.000      12/1/2022      1,000,000            992,073
   Hydro-Quebec                                   A+          8.400      1/15/2022      1,350,000          1,548,530
   Indianapolis Power & Light Company             AA-         7.050       2/1/2024      1,000,000            920,642
   Jersey Central Power & Light Company           A+          6.750      11/1/2025      1,000,000            870,665
   New Orleans Public Service, Inc.               BBB         8.000       3/1/2023        600,000            582,239
   Oklahoma Gas & Electric Company                A+          7.300     10/15/2025      1,500,000          1,431,591
   Potomac Edison Company                         A+          8.000       6/1/2024      1,000,000            998,476
   Public Service Electric & Gas                  A-          7.000       9/1/2024      1,500,000          1,408,684
   Reliant Energy HL&P                            BBB+        9.150      3/15/2021        800,000            912,000
   Southern California Gas Company                AA-         8.750      10/1/2021      1,000,000          1,037,179
   Union Electric Company                         A+          8.750      12/1/2021      1,000,000          1,037,295
   Virginia Electric Power                        A           8.625      10/1/2024      1,000,000          1,037,535

ELECTRONICS - 1.6%
   Flextronics International LTD                  BB-         9.875       7/1/2010      1,700,000          1,691,500
   Koninklijke Philips Electronics N.V.           A-          7.250      8/15/2013      1,500,000          1,488,054








				See Notes To Financial Statements



				ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
				     PORTFOLIO OF INVESTMENTS (UNAUDITED)
						JUNE 30, 2001
---------------------------------------------------------------------------------------------------------------------

			                          S & P
						  CREDIT                                PRINCIPAL          MARKET
	FIXED INCOME SECURITIES			  RATING     COUPON     MATURITY         AMOUNT            VALUE
----------------------------------------------   ---------  --------   ------------  -------------   ----------------
ENTERTAINMENT - 0.5%
   Viacom, Inc.                                   BBB+        8.250       8/1/2022   $  1,000,000    $     1,035,977

FINANCIAL SERVICES - 4.7%
   Auburn Hills Trust                             A          12.000       5/1/2020        400,000            561,357
   BHP Finance USA Ltd.                           A-          7.250       3/1/2016      1,000,000            967,870
   CRA Finance, Ltd.                              AA-         7.125      12/1/2013        500,000            494,925
   Dow Capital BV                                 A           8.700      5/15/2022      1,000,000          1,021,495
   Fairfax Financial Holdings                     BBB-        8.250      10/1/2015        750,000            583,807
   Household Finance Corporation                  A           6.375       8/1/2010      1,500,000          1,443,543
   JPM Capital Trust II                           A           7.950       2/1/2027      1,000,000          1,022,583
   Santander Financial Issuances                  A           7.250      11/1/2015      1,250,000          1,235,125
   SBC Communications Capital Corporation         AA-         7.250      7/15/2025      1,000,000            961,005
   Washington Mutual, Inc.                        BBB         8.250       4/1/2010      1,250,000          1,350,908

FOOD PROCESSING - 0.8%
   ConAgra, Inc.                                  BBB         9.750       3/1/2021        500,000            600,736
   Nabisco, Inc.                                  A           7.550      6/15/2015      1,000,000          1,018,317

HOMEBUILDING - 3.7%
   D.R. Horton, Inc.                              BB         10.000      4/15/2006      1,000,000          1,025,000
   KB Home                                        BB-         9.500      2/15/2011      1,500,000          1,507,500
   MDC Holdings, Inc.                             BB          8.375       2/1/2008      1,500,000          1,500,000
   Ryland Group, Inc.                             B+          9.625       6/1/2004      1,000,000          1,000,000
   Standard Pacific Corporation                   BB          8.500      6/15/2007      1,500,000          1,477,500
   Toll Corporation                               BB+         8.125       2/1/2009      1,000,000            967,500

HOTEL / GAMING - 5.6%
   Harrah's Operating Company, Inc.               BB+         7.875     12/15/2005      1,500,000          1,524,375
   Hilton Hotels Corporation                      BBB-        7.200     12/15/2009      1,500,000          1,413,103
   HMH Properties, Inc.                           BB          8.450      12/1/2008      1,300,000          1,264,250
   Mandalay Resort Group                          BB-         7.625      7/15/2013        450,000            384,750
   MGM Mirage, Inc.                               BBB-        6.750       2/1/2008      1,500,000          1,431,790
   Park Place Entertainment                       BB+         8.875      9/15/2008        500,000            513,750
   Park Place Entertainment                       BB+         7.875     12/15/2005      1,000,000          1,002,500
   Prime Hospitality Corporation                  BB          9.250      1/15/2006      1,000,000          1,010,000
   Rank Group Finance PLC                         BBB-        7.125      1/15/2018      1,000,000            810,000








				See Notes To Financial Statements



				ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
				     PORTFOLIO OF INVESTMENTS (UNAUDITED)
						JUNE 30, 2001
---------------------------------------------------------------------------------------------------------------------

			                          S & P
						  CREDIT                                PRINCIPAL          MARKET
	FIXED INCOME SECURITIES			  RATING     COUPON     MATURITY         AMOUNT            VALUE
----------------------------------------------   ---------  --------   ------------  -------------   ----------------
HOTEL / GAMING - 5.6% (CONTINUED)
   Starwood Hotels & Resorts                      BBB-        7.375     11/15/2015   $  1,000,000    $       915,668
   Station Casinos, Inc.                          B+          9.875       7/1/2010      1,000,000          1,036,250

INDUSTRIAL SERVICES - 0.5%
   Coinmach Corporation                           B          11.750     11/15/2005      1,000,000          1,025,000

INSURANCE - 3.9%
   Ace INA Holdings                               A-          8.300      8/15/2006      1,000,000          1,077,217
   Allstate Corporation                           A+          7.200      12/1/2009      1,000,000          1,038,928
   American Financial Group, Inc.                 BBB+        7.125     12/15/2007      1,000,000            942,683
   CIGNA Corporation                              A+          7.650       3/1/2023        500,000            506,531
   CNA Financial Corporation                      BBB         6.950      1/15/2018        500,000            429,551
   Continental Corporation                        BBB-        8.375      8/15/2012        600,000            577,624
   Lion Connecticut Holdings, Inc.                AA-         8.000      1/15/2017        824,000            825,650
   MBIA, Inc.                                     AA          8.200      10/1/2022      2,000,000          2,050,250
   Metropolitan Life Insurance Co.*               A+          7.450      11/1/2023        550,000            515,147

MACHINERY - 0.2%
   Clark Equipment Company                        A-          8.000       5/1/2023        500,000            501,501

MEDICAL SERVICES - 2.3%
   HCA - The Healthcare Company                   BB+         8.750       9/1/2010      1,500,000          1,591,939
   Healthsouth Corporation                        BB+        10.750      10/1/2008      1,500,000          1,620,000
   Tenet Healthcare Corporation                   BB-         8.625      1/15/2007      1,500,000          1,556,250

MEDICAL SUPPLIES - 0.5%
   Boston Scientific Corporation                  BBB         6.625      3/15/2005      1,000,000            976,519

METALS & MINING - 1.7%
   Alcan Aluminum Ltd.                            A-          8.875      1/15/2022      1,000,000          1,058,849
   Alcoa, Inc.                                    A+          6.500      6/15/2018      1,500,000          1,425,516
   Placer Dome, Inc.                              BBB         7.750      6/15/2015      1,000,000            939,402

NATURAL GAS - 3.3%
   AmeriGas Partners, L.P.                        BBB+       10.125      4/15/2007      1,200,000          1,236,000
   ANR Pipeline Company                           BBB+        9.625      11/1/2021      1,000,000          1,178,224







				See Notes To Financial Statements



				ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
				     PORTFOLIO OF INVESTMENTS (UNAUDITED)
						JUNE 30, 2001
---------------------------------------------------------------------------------------------------------------------

			                          S & P
						  CREDIT                                PRINCIPAL          MARKET
	FIXED INCOME SECURITIES			  RATING     COUPON     MATURITY         AMOUNT            VALUE
----------------------------------------------   ---------  --------   ------------  -------------   ----------------
NATURAL GAS - 3.3% (CONTINUED)
   Columbia Energy Group                          BBB         7.320     11/28/2010   $  1,250,000    $     1,224,000
   Ferrellgas Partners, L.P.                      B+          9.375      6/15/2006        500,000            502,500
   Tennessee Gas Pipeline                         BBB+        7.500       4/1/2017      1,000,000            975,757
   Trans-Canada Pipelines                         A-          7.875       4/1/2023        600,000            594,346
   Williams Cos., Inc.                            BBB-        7.625      7/15/2019      1,000,000            965,544

NEWSPAPER - 0.7%
   Hollinger International, Inc.                  BB-         9.250       2/1/2006      1,000,000          1,005,000
   Hollinger International, Inc.                  BB-         9.250      3/15/2007        500,000            502,500

OILFIELD SERVICES - 2.4%
   Burlington Resources, Inc.                     A-          9.125      10/1/2021        700,000            822,361
   Forest Oil Corporation                         BB          8.000      6/15/2008      1,000,000            975,000
   Husky Oil, Ltd.                                BBB         7.550     11/15/2016      1,000,000            947,894
   Offshore Logistics, Inc.                       BB          7.875      1/15/2008      1,200,000          1,128,000
   Parker Drilling Company                        B+          9.750     11/15/2006      1,000,000          1,020,000

PAPER & FOREST PRODUCTS - 1.5%
   Bowater, Inc.                                  BBB         9.500     10/15/2012        700,000            779,169
   Champion International Corporation             BBB+        7.625       9/1/2023      1,500,000          1,359,424
   Weyerhaeuser Company                           A           6.950       8/1/2017      1,000,000            936,039

PETROLEUM - 3.3%
   EOG Resources, Inc.                            BBB+        6.000     12/15/2008      1,000,000            945,815
   Kerr-McGee Corporation                         BBB         7.000      11/1/2011      1,500,000          1,501,110
   Louisiana Land & Exploration Co.               A-          7.625      4/15/2013      1,000,000          1,059,977
   Ocean Energy Inc.                              BBB-        7.625       7/1/2005        500,000            515,000
   Ocean Energy, Inc.                             BB+         8.625       8/1/2005      1,000,000          1,011,250
   Phillips Petroleum Company                     BBB         8.490       1/1/2023      1,000,000          1,032,141
   Ultramar Diamond Shamrock Corporation          BBB         8.000       4/1/2023        600,000            584,919

PRINTING - 0.5%
   Valassis Communications                        BBB-        6.625      1/15/2009      1,000,000            968,457

PUBLISHING - 0.9%
   News America Holdings                          BBB-        8.250      8/10/2018      1,000,000            995,846
   Primedia, Inc.                                 BB-        10.250       6/1/2004        750,000            776,250







				See Notes To Financial Statements



				ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
				     PORTFOLIO OF INVESTMENTS (UNAUDITED)
						JUNE 30, 2001
---------------------------------------------------------------------------------------------------------------------

			                          S & P
						  CREDIT                                PRINCIPAL          MARKET
	FIXED INCOME SECURITIES			  RATING     COUPON     MATURITY         AMOUNT            VALUE
----------------------------------------------   ---------  --------   ------------  -------------   ----------------
RAILROAD - 0.8%
   Union Pacific Corporation                      BBB-        8.350       5/1/2025   $  1,500,000    $     1,663,965

RECREATION - 0.9%
   Brunswick Corporation                          BBB+        7.375       9/1/2023        975,000            843,242
   Speedway Motorsports, Inc.                     B+          8.500      8/15/2007      1,000,000          1,020,000

RENTAL AUTO / EQUIPMENT - 0.6%
   Hertz Corporation                              A-          6.625      5/15/2008      1,200,000          1,177,456

RESTAURANT - 0.7%
   Tricon Global Restaurants, Inc.                BB          7.650      5/15/2008      1,500,000          1,458,750

RETAIL STORE - 3.3%
   May Department Stores                          A+          8.300      7/15/2026      1,000,000          1,030,981
   Michaels Stores, Inc.                          BB         10.875      6/15/2006      1,000,000          1,047,500
   Sears, Roebuck & Company                       A-          9.375      11/1/2011      1,000,000          1,144,358
   Target Corporation                             A           8.500      12/1/2022      1,500,000          1,576,033
   The Limited, Inc.                              BBB+        7.500      3/15/2023      1,000,000            854,881
   Wal-Mart Stores, Inc.                          AA          8.500      9/15/2024      1,000,000          1,089,024

SECURITIES BROKERAGE - 2.7%
   Goldman Sachs Group L.P.                       A+          8.000       3/1/2013      1,000,000          1,056,657
   Lehman Brothers, Inc.                          A          11.625      5/15/2005      1,023,000          1,205,265
   Morgan Stanley Dean Witter                     AA-         7.000      10/1/2013      1,000,000            982,993
   Morgan Stanley Dean Witter                     AA-         6.750     10/15/2013      1,250,000          1,220,153
   Paine Webber Group, Inc.                       AA+         7.625      2/15/2014      1,000,000          1,051,651

SEMICONDUCTOR - 1.9%
   Amkor Technology, Inc.                         BB-         9.250       5/1/2006      1,000,000            965,000
   Applied Materials, Inc.                        A-          7.125     10/15/2017      1,500,000          1,452,221
   Fairchild Semiconductor International, Inc.    B          10.375      10/1/2007      1,500,000          1,455,000

STEEL - 1.2%
   AK Steel Corporation                           BB          9.125     12/15/2006      1,500,000          1,537,500
   USX Corporation                                BBB         9.375      2/15/2012        750,000            884,201

TELECOMMUNICATIONS SERVICE - 7.7%
   Ametek, Inc.                                   BBB         7.200      7/15/2008      1,000,000            939,132







				See Notes To Financial Statements



				ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
				     PORTFOLIO OF INVESTMENTS (UNAUDITED)
						JUNE 30, 2001
---------------------------------------------------------------------------------------------------------------------

	FIXED INCOME SECURITIES,                  S & P
	PREFERRED STOCK AND                       CREDIT                                PRINCIPAL          MARKET
	REPURCHASE AGREEMENT                      RATING     COUPON     MATURITY         AMOUNT            VALUE
----------------------------------------------   ---------  --------   ------------  -------------   ----------------
TELECOMMUNICATIONS SERVICE - 7.7% (CONTINUED)
   AT&T Corporation                               A           8.125      1/15/2022   $    750,000    $       755,161
   COX Communications, Inc.                       BBB         6.850      1/15/2018      1,000,000            921,367
   GCI, Inc.                                      B+          9.750       8/1/2007      1,000,000            985,000
   Global Crossings Ltd.                          BB          9.625      5/15/2008      1,500,000          1,185,000
   Illinois Bell Telephone Company                AA-         7.250      3/15/2024      1,425,000          1,340,515
   MasTec, Inc.                                   BBB-        7.750       2/1/2008      1,800,000          1,512,000
   Motorola, Inc.                                 A+          7.625     11/15/2010        750,000            707,851
   New York Telephone Company                     AA          7.375     12/15/2011        500,000            502,197
   Qwest Communications International             BBB+        7.500      11/1/2008      1,250,000          1,266,242
   Rogers Cantel, Inc.                            BB+         9.750       6/1/2016      1,000,000            980,000
   SBC Communications, Inc.                       AA-         6.875      8/15/2023      1,000,000            931,439
   Sprint Corporation                             BBB+        9.250      4/15/2022      1,100,000          1,164,346
   Verizon Communications                         A+          8.750      11/1/2021      1,500,000          1,721,562
   WorldCom, Inc.                                 BBB+        7.750      3/15/2024      1,000,000            916,960

TRANSPORT SERVICES - 0.7%
   Gulfmark Offshore, Inc.                        BB-         8.750       6/1/2008        750,000            746,250
   Sea Containers Ltd                             BB-        10.750     10/15/2006      1,000,000            690,000

TOTAL FIXED INCOME SECURITIES - 98.3%
   (Cost $200,945,694)                                                                                   199,886,487

TOTAL PREFERRED STOCK - 0.3%
   Travelers/Aetna P&C Corporation                A-          8.080      04/30/36          20,000            498,800
   (Cost $487,029)

REPURCHASE AGREEMENT - 0.4%
   Fifth Third Bank Two Party Repurchase
   Agreement, 4.0%, due 07/02/01                                                                             884,269
												      ---------------

TOTAL INVESTMENTS IN SECURITIES - 99.0%
   (Cost $202,316,992)                                                                                $  201,269,556
												      ===============






* Security exempt from registration under Rule 144A of the Securities Act of 1933







				See Notes To Financial Statements




	ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
		PORTFOLIO OF INVESTMENTS (UNAUDITED)
			JUNE 30, 2001
--------------------------------------------------------------------

                                                           MARKET
	COMMON STOCK                          SHARES        VALUE
-----------------------------------------   ---------  -------------
AEROSPACE / DEFENSE - 0.5%
  Boeing Company                               6,000   $    333,600

AUTO & TRUCK - 0.8%
  Ford Motor Company                          20,628        506,418

BANK - 2.6%
  Bank of America Corporation                 16,300        978,489
  Wells Fargo Company                         15,700        728,951

BEVERAGE - 1.3%
  Coca-Cola Company                           19,300        868,500

BIOTECHNOLOGY - 2.7%
  Amgen, Inc.*                                20,500      1,243,940
  Biogen, Inc.*                                4,300        233,748
  Genzyme Corporation*                         5,500        335,500

BROADCASTING / CABLE TV - 5.3%
  AOL Time Warner, Inc.*                      40,450      2,143,850
  Comcast Corporation*                        20,700        898,380
  The Walt Disney Company                     16,200        468,018

CHEMICAL - 0.6%
  duPont, E.I. de Nemours & Co.                8,800        424,512

COMPUTER & PERIPHERALS - 8.4%
  Dell Computer Corporation*                  45,900      1,191,105
  EMC Corporation*                            17,800        520,650
  Hewlett-Packard Company                     17,200        491,920
  IBM Corporation                             13,500      1,532,250
  Sun Microsystems, Inc.*                     61,000        958,920
  VERITAS Software Corporation*               13,125        873,206

COMPUTER SOFTWARE & SERVICES - 15.8%
  Adobe Systems, Inc.                          7,900        371,300
  Check Point Software Tech. Ltd.* - ADR       3,000        151,710
  Citrix Systems, Inc.*                        7,200        251,280
  i2 Technologies, Inc.*                       4,500         89,100
  Microsoft Corporation*                      93,900      6,817,140
  Oracle Corporation*                        103,600      1,968,400
  Siebel Systems, Inc.*                       15,900        745,710

DIVERSIFIED - 1.1%
  Tyco International, Ltd. - ADR              13,700        746,787

ELECTRICAL EQUIPMENT - 5.5%
  General Electric Company                    73,600      3,606,400

ELECTRONICS - 0.2%
  Agilent Technologies, Inc.*                  3,280        106,600

FINANCIAL SERVICES - 5.2%
  Citigroup, Inc.                             38,066      2,011,407
  Fannie Mae                                   9,300        790,779
  Morgan Stanley Dean Witter & Co.             9,400        603,762

INSURANCE - 2.3%
  American International Group, Inc.          17,487      1,486,570

MEDICAL SUPPLIES - 3.0%
  Biomet Inc.                                  6,000        288,360
  Johnson & Johnson                           23,200      1,159,072
  Medtronic, Inc.                             12,100        556,721

OILFIELD SERVICES - 3.5%
  Exxon Mobil Corporation                     26,372      2,303,594

PETROLEUM - 1.5%
  Royal Dutch Petroleum Co. - ADR             16,800        978,936







			See Notes To Financial Statements




	ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
		PORTFOLIO OF INVESTMENTS (UNAUDITED)
			JUNE 30, 2001
--------------------------------------------------------------------

	COMMON STOCK AND                     		  MARKET
      REPURCHASE AGREEMENT                   SHARES        VALUE
-----------------------------------------   ---------  -------------
PHARMACEUTICAL - 9.9%
  Abbott Laboratories                         11,400   $    547,200
  American Home Products Corp.                11,800        693,250
  Bristol-Myers Squibb Company                16,000        836,800
  Eli Lilly & Company                          9,500        703,000
  MedImmune, Inc.*                             7,500        354,000
  Merck & Company, Inc.                       16,400      1,048,124
  Pfizer, Inc.                                47,175      1,889,359
  Schering-Plough Corporation                 12,800        463,872

RESTAURANT - 0.5%
  McDonald's Corporation                      11,300        305,778

RETAIL STORE - 4.1%
  Home Depot, Inc.                            20,300        958,972
  Wal-Mart Stores, Inc.                       35,500      1,732,400

SECURITIES BROKERAGE - 0.3%
  Charles Schwab Corporation                  13,700        215,775

SEMICONDUCTOR - 10.0%
  Altera Corporation*                          5,000        145,000
  Applied Materials, Inc.*                    16,600        815,060
  Intel Corporation                          115,600      3,381,300
  Linear Technology Corporation               12,800        566,016
  Maxim Integrated Products, Inc.*            14,100        623,361
  Texas Instruments, Inc.                     16,600        529,540
  Xilinx, Inc.*                               12,700        523,748

TELECOMMUNICATIONS EQUIPMENT - 7.5%
  Cisco Systems, Inc.*                       124,900      2,273,180
  Comverse Technology, Inc.*                   3,700        213,194
  JDS Uniphase Corporation*                   46,400        591,600
  Network Appliance, Inc.*                     6,000         82,200
  QUALCOMM Incorporated*                      30,350      1,774,868

TELECOMMUNICATIONS SERVICE - 5.3%
  AT&T Corporation                            30,612        673,464
  BellSouth Corporation                       14,900        600,023
  Global Crossing Ltd.* - ADR                 15,700        135,648
  SBC Communications, Inc.                    24,122        966,327
  Verizon Communications, Inc.                20,846      1,115,261

TOILETRIES / COSMETICS - 1.1%
  Proctor & Gamble Company                    11,000        701,800
						       -------------

TOTAL COMMON STOCK - 99.0%
  (Cost $77,116,843)                                     65,225,705

REPURCHASE AGREEMENT - 0.8%
  Fifth Third Bank Two Party Repurchase
  Agreement, 4.0%, 07/02/01                                 557,035
						       -------------

TOTAL INVESTMENTS IN SECURITIES - 99.8%
  (Cost $77,673,878)                                   $ 65,782,740
						       =============






* Securities are non-income producing
ADR - American Depositary Receipts






			See Notes To Financial Statements



						ADVANCE CAPITAL I, INC.
				  STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
						   JUNE 30, 2001
----------------------------------------------------------------------------------------------------------------------------

                                                  EQUITY                                        RETIREMENT      CORNERSTONE
                                                  GROWTH           BOND          BALANCED         INCOME           STOCK
					       ------------    ------------    ------------    ------------    -------------
ASSETS
  Investments in securities. . . . . . . . . . $134,196,758    $103,003,108    $229,311,643    $201,269,556    $ 65,782,740

  Cash . . . . . . . . . . . . . . . . . . . .       48,493         105,730         167,511             997          47,081
  Receivables
   Dividends and interest. . . . . . . . . . .       28,742       2,136,688       1,958,523       4,185,226          14,856
   Securities sold . . . . . . . . . . . . . .            0         201,172               0               0         139,194
  Prepaid expenses . . . . . . . . . . . . . .        6,705           5,677           7,958           7,756           5,464
					       ------------    ------------    ------------    ------------    -------------

  Total assets                                  134,280,698     105,452,375     231,445,635     205,463,535      65,989,335



LIABILITIES
  Payable to affiliated entities
   Investment advisory fees. . . . . . . . . .       77,532          34,272         131,170          85,316          22,131
   Distribution fees . . . . . . . . . . . . .        4,440           3,528           7,822           6,948           2,226
  Accounts payable and accrued expenses. . . .       14,979          10,749          15,462          16,354           8,486
  Securities purchased . . . . . . . . . . . .       21,860       1,429,644          35,519         943,176          19,461
  Distributions payable. . . . . . . . . . . .            0         596,180         514,357       1,222,527               0
					       ------------    ------------    ------------    ------------    -------------

  Total liabilities. . . . . . . . . . . . . .      118,811       2,074,373         704,330       2,274,321          52,304
					       ------------    ------------    ------------    ------------    -------------

  Net assets . . . . . . . . . . . . . . . . . $134,161,887    $103,378,002    $230,741,305    $203,189,214    $ 65,937,031
					       ============    ============    ============    ============    =============



NET ASSETS
  Paid-in capital. . . . . . . . . . . . . . . $ 90,918,041    $103,684,688    $186,771,157    $214,038,306    $ 81,976,081
  Accumulated undistributed net investment
   income (loss) . . . . . . . . . . . . . . .    (482,804)         (3,696)         (3,803)         (4,087)          30,884
  Accumulated undistributed net realized
   gain (loss) on investments. . . . . . . . .  (2,836,469)     (1,183,234)     (1,057,501)     (9,797,569)     (4,178,796)
  Net unrealized appreciation (depreciation)
   in value of investments . . . . . . . . . .   46,563,119         880,244      45,031,452     (1,047,436)    (11,891,138)
					       ------------    ------------    ------------    ------------    -------------

  Net assets . . . . . . . . . . . . . . . . . $134,161,887    $103,378,002    $230,741,305    $203,189,214    $ 65,937,031
					       ============    ============    ============    ============    =============


SHARES OUTSTANDING . . . . . . . . . . . . . .    5,426,862      10,757,882      13,048,506      21,207,856       6,975,339
					       ============    ============    ============    ============    =============

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                   $      24.72    $       9.61    $      17.68    $       9.58    $       9.45
					       ============    ============    ============    ============    =============








				See Notes To Financial Statements




						ADVANCE CAPITAL I, INC.
					STATEMENT OF OPERATIONS (UNAUDITED)
					  SIX MONTHS ENDED JUNE 30, 2001

---------------------------------------------------------------------------------------------------------------------------

                                                     EQUITY                                      RETIREMENT     CORNERSTONE
                                                    GROWTH          BOND         BALANCED         INCOME          STOCK
					       -------------    -----------    -----------    ------------    -------------
INVESTMENT INCOME
   Interest. . . . . . . . . . . . . . . . . . $      23,283    $ 3,508,443    $ 3,416,427    $  8,188,158    $     22,614
   Dividends . . . . . . . . . . . . . . . . .       152,214              0        972,785               0         241,146
					       -------------    -----------    -----------    ------------    -------------

   Total investment income . . . . . . . . . .       175,497      3,508,443      4,389,212       8,188,158         263,760

EXPENSES
   Paid to affiliates:
     Investment advisory fees. . . . . . . . .       460,276        183,879        763,613         514,216         131,959
     Distribution fees . . . . . . . . . . . .       164,829        114,925        278,721         258,011          82,474
   Paid to others:
     Custodial fees. . . . . . . . . . . . . .         8,627          2,914          7,833           5,455           3,433
     Directors fees and expenses . . . . . . .         1,873          1,279          3,196           3,044             934
     Professional fees . . . . . . . . . . . .         2,971          2,191          5,273           5,012           1,487
     Shareholder reporting costs . . . . . . .        12,313         10,239         21,025          22,428           7,187
     Registration and filing fees. . . . . . .         3,230          6,452          3,336           1,081           3,396
     Other operating expenses. . . . . . . . .         4,182          2,032          6,233           6,388           2,006
					       -------------    -----------    -----------    ------------    -------------

   Total expenses. . . . . . . . . . . . . . .       658,301        323,911      1,089,230         815,635         232,876
					       -------------    -----------    -----------    ------------    -------------

NET INVESTMENT INCOME (LOSS) . . . . . . . . .     (482,804)      3,184,532      3,299,982       7,372,523          30,884

REALIZED LOSS ON INVESTMENTS
   Proceeds from securities sold . . . . . . .     5,946,638      9,073,898      7,742,087      28,157,061       1,406,201
   Cost of securities sold . . . . . . . . . .   (8,783,107)    (9,500,367)    (8,799,588)    (28,683,260)     (4,230,341)
					       -------------    -----------    -----------    ------------    -------------

   Net realized loss on investments. . . . . .   (2,836,469)      (426,469)    (1,057,501)       (526,199)     (2,824,140)

UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Appreciation, Beginning of year . . . . . .    55,860,548         58,723     49,999,152     (3,262,283)     (6,036,854)
   Appreciation, End of period . . . . . . . .    46,563,119        880,244     45,031,452     (1,047,436)    (11,891,138)
					       -------------    -----------    -----------    ------------    -------------

   Net unrealized gain (loss) on investments .   (9,297,429)       821,521     (4,967,700)       2,214,847     (5,854,284)
					       -------------    -----------    -----------    ------------    -------------

NET GAIN (LOSS) ON INVESTMENTS . . . . . . . .  (12,133,898)       395,052     (6,025,201)       1,688,648     (8,678,424)
					       -------------    -----------    -----------    ------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS . . . . . . . . . $(12,616,702)   $ 3,579,584    $(2,725,219)   $   9,061,171    $(8,647,540)
					       =============    ===========    ===========   =============    =============






				See Notes To Financial Statements




						ADVANCE CAPITAL I, INC.
					STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------

                                                       	       EQUITY GROWTH                   	    BOND
						       ----------------------------    ----------------------------
                                                        (Unaudited)                     (Unaudited)
                                                         Six months        Year          Six months        Year
                                                           ended          ended            ended          ended
                                                          June 30,       Dec. 31,         June 30,       Dec. 31,
                                                            2001           2000             2001           2000
						       -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss). . . . . . . . . . .  $   (482,804)  $ (1,044,806)    $  3,184,532   $  4,009,704
    Net realized gain (loss) on investments . . . . .    (2,836,469)      5,791,657       (426,469)      (697,526)
    Net unrealized gain (loss) on investments . . . .    (9,297,429)      2,872,321         821,521        947,661
						       -------------  -------------    -------------  -------------

    Net increase (decrease) in net assets
      resulting from operations . . . . . . . . . . .   (12,616,702)      7,619,172       3,579,584      4,259,839

  Distributions to Shareholders:
    Net investment income . . . . . . . . . . . . . .              0              0     (3,188,228)    (4,009,704)
    Net realized gain on investments. . . . . . . . .              0    (5,809,910)               0              0
						       -------------  -------------    -------------  -------------

    Total distributions to shareholders . . . . . . .              0    (5,809,910)     (3,188,228)    (4,009,704)

  Share Transactions:
    Net proceeds from sale of shares. . . . . . . . .     15,131,722     26,584,325       36,429,878     36,815,669
    Reinvestment of distributions . . . . . . . . . .              0      5,775,562        2,560,300      3,953,066
    Cost of shares reacquired . . . . . . . . . . . .    (4,489,603)   (12,547,579)      (4,056,039)    (7,328,099)
						       -------------  -------------    -------------  -------------

    Net increase derived from share transactions. . .     10,642,119     19,812,308       34,934,139     33,440,636
						       -------------  -------------    -------------  -------------

    Net increase (decrease) in net assets . . . . . .    (1,974,583)     21,621,570       35,325,495     33,690,771

NET ASSETS
    Beginning of year . . . . . . . . . . . . . . . .    136,136,470    114,514,900       68,052,507     34,361,736
						       -------------  -------------    -------------  -------------

    End of period . . . . . . . . . . . . . . . . . .   $134,161,887   $136,136,470     $103,378,002   $ 68,052,507
						       =============  =============    =============  =============

NUMBER OF SHARES
    Sold. . . . . . . . . . . . . . . . . . . . . . .        590,712        899,187        3,765,069      3,918,503
    Shares issued from reinvestment of distributions.              0        207,158          263,925        421,850
    Reacquired. . . . . . . . . . . . . . . . . . . .      (182,015)      (420,441)        (419,027)      (779,997)
						       -------------  -------------    -------------  -------------

    Net increase in shares outstanding. . . . . . . .        408,697        685,904        3,609,967      3,560,356

    Outstanding:
      Beginning of year . . . . . . . . . . . . . . .      5,018,165      4,332,261        7,147,915      3,587,559
						       -------------  -------------    -------------  -------------

      End of period . . . . . . . . . . . . . . . . .      5,426,862      5,018,165       10,757,882      7,147,915
						       =============  =============    =============  =============







				See Notes To Financial Statements






					    ADVANCE CAPITAL I, INC.
				STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
-------------------------------------------------------------------------------------------------------------------

                                                                                                RETIREMENT
                                                                 BALANCED                         INCOME
						       ----------------------------    ----------------------------
                                                        (Unaudited)                     (Unaudited)
                                                         Six months        Year          Six months        Year
                                                           ended          ended            ended          ended
                                                          June 30,       Dec. 31,         June 30,       Dec. 31,
                                                            2001           2000             2001           2000
						       -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income . . . . . . . . . . . . . .   $  3,299,982   $  5,634,445     $  7,372,523   $ 15,263,083
    Net realized gain (loss) on investments . . . . .    (1,057,501)         96,418        (526,199)    (8,246,605)
    Net unrealized gain (loss) on investments . . . .    (4,967,700)     12,840,825        2,214,847      5,857,608
						       -------------  -------------    -------------  -------------

    Net increase (decrease) in net assets
      resulting from operations . . . . . . . . . . .    (2,725,219)     18,571,688        9,061,171     12,874,086

  Distributions to Shareholders:
    Net investment income . . . . . . . . . . . . . .    (3,303,785)    (5,634,445)      (7,376,610)   (15,263,083)
    Net realized gain on investments. . . . . . . . .              0       (98,396)                0              0
						       -------------  -------------    -------------  -------------

    Total distributions to shareholders . . . . . . .    (3,303,785)    (5,732,841)      (7,376,610)   (15,263,083)

  Share Transactions:
    Net proceeds from sale of shares. . . . . . . . .     38,298,577     43,735,355        2,013,306      5,972,933
    Reinvestment of distributions . . . . . . . . . .      2,769,665      5,688,234        6,079,894     15,070,410
    Cost of shares reacquired . . . . . . . . . . . .   (11,975,150)   (23,801,276)     (10,485,365)   (24,548,420)
						       -------------  -------------    -------------  -------------

    Net increase (decrease) derived
      from share transactions . . . . . . . . . . . .     29,093,092     25,622,313      (2,392,165)    (3,505,077)
						       -------------  -------------    -------------  -------------

    Net increase (decrease) in net assets . . . . . .     23,064,088     38,461,160        (707,604)    (5,894,074)

NET ASSETS
    Beginning of year . . . . . . . . . . . . . . . .    207,677,217    169,216,057      203,896,818    209,790,892
						       -------------  -------------    -------------  -------------

    End of period . . . . . . . . . . . . . . . . . .   $230,741,305   $207,677,217     $203,189,214   $203,896,818
						       =============  =============    =============  =============

NUMBER OF SHARES
    Sold. . . . . . . . . . . . . . . . . . . . . . .      2,152,536      2,513,471          208,674        636,654
    Shares issued from reinvestment of distributions.        156,623        322,753          629,780      1,606,210
    Reacquired. . . . . . . . . . . . . . . . . . . .      (678,020)    (1,358,959)      (1,088,139)    (2,612,061)
						       -------------  -------------    -------------  -------------

    Net increase (decrease) in shares outstanding . .      1,631,139      1,477,265        (249,685)      (369,197)

    Outstanding:
      Beginning of year . . . . . . . . . . . . . . .     11,417,367      9,940,102       21,457,541     21,826,738
						       -------------  -------------    -------------  -------------

      End of period . . . . . . . . . . . . . . . . .     13,048,506     11,417,367       21,207,856     21,457,541
						       =============  =============    =============  =============






			See Notes To Financial Statements



					    ADVANCE CAPITAL I, INC.
				STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
-----------------------------------------------------------------------------------------------------

                                                                                CORNERSTONE
                                                                                   STOCK
								      -------------------------------
                                                                        (Unaudited)
                                                                         Six months         Year
                                                                          ended            ended
                                                                          June 30,        Dec. 31,
									    2001            2000
						       		       -------------    -------------
INCREASE IN NET ASSETS
  Operations:
    Net investment income . . . . . . . . . . . . . . . . . . . . .    $     30,884     $     91,316
    Net realized loss on investments. . . . . . . . . . . . . . . .     (2,824,140)      (1,304,063)
    Net unrealized loss on investments. . . . . . . . . . . . . . .     (5,854,284)     (14,313,834)
						       		       -------------    -------------

    Net increase (decrease) in net assets
      resulting from operations . . . . . . . . . . . . . . . . . .     (8,647,540)     (15,526,581)

  Distributions to Shareholders:
    Net investment income . . . . . . . . . . . . . . . . . . . . .               0         (91,316)
						       		       -------------    -------------

    Total distributions to shareholders . . . . . . . . . . . . . .               0         (91,316)

  Share Transactions:
    Net proceeds from sale of shares. . . . . . . . . . . . . . . .      14,988,671       31,757,461
    Reinvestment of distributions . . . . . . . . . . . . . . . . .               0           90,914
    Cost of shares reacquired . . . . . . . . . . . . . . . . . . .     (2,993,969)      (5,996,121)
						       		       -------------    -------------

    Net increase derived from share transactions. . . . . . . . . .      11,994,702       25,852,254
						       		       -------------    -------------

    Net increase in net assets. . . . . . . . . . . . . . . . . . .       3,347,162       10,234,357

NET ASSETS
    Beginning of year . . . . . . . . . . . . . . . . . . . . . . .      62,589,869       52,355,512
						       		       -------------    -------------

    End of period . . . . . . . . . . . . . . . . . . . . . . . . .    $ 65,937,031     $ 62,589,869
						       		       =============    =============

NUMBER OF SHARES
    Sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,439,254        2,428,167
    Shares issued from reinvestment of distributions. . . . . . . .               0            8,481
    Reacquired. . . . . . . . . . . . . . . . . . . . . . . . . . .       (302,212)        (462,291)
						       		       -------------    -------------

    Net increase in shares outstanding. . . . . . . . . . . . . . .       1,137,042        1,974,357

    Outstanding:
      Beginning of year . . . . . . . . . . . . . . . . . . . . . .       5,838,297        3,863,940
						       		       -------------    -------------

      End of period . . . . . . . . . . . . . . . . . . . . . . . .       6,975,339        5,838,297
						       		       =============    =============






			See Notes To Financial Statements

		NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1.  ORGANIZATION OF THE COMPANY

	Advance Capital I, Inc. (the COMPANY) is a Maryland Corporation organized on March 6, 1987 and commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the following portfolios: Equity Growth Fund, Bond Fund, Balanced Fund, Retirement Income Fund and Cornerstone Stock Fund.


NOTE 2.  ACCOUNTING POLICIES

	The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

	The following is a summary of significant accounting policies followed by the COMPANY.

Security Valuation

	Securities for which exchange quotations are readily available are valued at the last sale price at the close of business. If there is no sale price, they are valued at the last bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at cost which approximates market.

Repurchase Agreements

	The Fund may engage in repurchase agreement transactions. When a fund engages in such transactions, it is policy to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. In addition, the Fund monitors the market value of the underlying collateral on a daily basis. If the seller defaults or if bankruptcy proceedings are initiated with respect to the seller, the realization or retention of the collateral may be subject to legal proceedings.

 NOTE 2.  ACCOUNTING POLICIES (CONTINUED)

Expenses

	Most expenses of the COMPANY can be directly attributed to a fund. Expenses which cannot be directly attributed are generally apportioned between the Funds on the basis of average net assets.

Federal Income Taxes

	It is each fund's policy to meet the requirements of the Internal Revenue Code that are applicable to regulated investment companies and each fund intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided.

Dividends

	Income dividends in the Bond, Balanced and Retirement Income Funds are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth and Cornerstone Stock Funds, if any, are declared annually and paid on the last business day of the year. Capital gain distributions, if any, are declared annually and paid in December.

Other

	Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes. Net investment losses, for which no carryover is permitted, are offset against paid in capital.

NOTE 3.  TRANSACTIONS WITH AFFILIATES

	Advance Capital Management, Inc. (MANAGEMENT) (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY'S investment adviser. T. Rowe Price Associates, Inc. (TRPA) serves as sub-adviser for that portion of the portfolio of assets of the Equity Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks. Advance Capital Services, Inc. (SERVICES) (also a wholly owned subsidiary of Advance

NOTE 3.  TRANSACTIONS WITH AFFILIATES (CONTINUED)

Capital Group, Inc.) is the distributor of the Company's shares.
Advance Capital Group, Inc. (GROUP) is the Company's Administrator, Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee equal on an annual basis to
 .70% of the average daily net assets for the first $200 million of the Equity Growth and Balanced Funds and .55% of the average daily net assets exceeding $200 million, .50% of the average daily net assets for the first $200 million of the Retirement Income Fund and .40% on the average daily net assets exceeding $200 million, and .40% of the average daily net assets of the Bond and Cornerstone Stock Funds. For its services, TRPA is paid a fee by MANAGEMENT equal on an annual basis to
 .20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks for the first $100 million of assets managed and .15% of the average daily net assets exceeding $100 million. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will reimburse SERVICES for actual expenses incurred in connection with the distribution of fund shares of the Equity Growth, Bond, Balanced, Retirement Income and Cornerstone Stock Funds, at a rate not to exceed
 .25% of each fund's average daily net assets.

	The COMPANY was charged investment advisory fees of $2,053,943 by MANAGEMENT for the six months ended June 30, 2001. The COMPANY was charged distribution fees of $898,960 by SERVICES for the six months ended June 30, 2001. At June 30, 2001 an employee retirement plan sponsored by SERVICES owned 90,325 shares (1.7%) of the Equity Growth Fund, 97 shares (0.0%) of the Bond Fund, 12,258 shares (0.1%) of the Balanced Fund, 1,008 share (0.0%) of the Retirement Income Fund and 22,643 shares (0.3%) of the Cornerstone Stock Fund.

	Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY. Directors fees are only paid to outside directors and consist of a $2,500 annual retainer plus $250 per meeting attended.

NOTE 4.  INVESTMENT PORTFOLIO TRANSACTIONS

	The cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2001 were as follows:





		  Equity					Retirement	Cornerstone
		  Growth	    Bond	 Balanced	  Income	   Stock
		  ------            ----         --------         ------           -----
Purchases	$15,393,216	$44,590,701	$36,878,524	$28,595,105	$13,068,942
Sales		  5,946,638	  9,073,898	  7,742,087	 28,157,061	  1,406,201



	The cost of purchases and proceeds from sales of U.S. Government securities included above were as follows:



		  Equity			   Retirement  Cornerstone
		  Growth     Bond	Balanced     Income 	  Stock
		  ------     ----      --------      ------       -----
Purchases	   None	     None	 None	       None	   None
Sales		   None	   $509,844    $510,781     $843,594	   None




	Gross unrealized appreciation and depreciation of investments for book and tax purposes as of June 30, 2001 were as follows:



		  Equity					Retirement	Cornerstone
		  Growth	    Bond	 Balanced	  Income	   Stock
		  ------            ----         --------         ------           -----
Appreciation	$54,513,828	$1,932,058	$49,109,160	$4,479,341	$4,247,932
Depreciation	  7,950,709	 1,051,814	  4,077,708	 5,526,777	16,139,070






NOTE 5.  CAPITAL LOSS CARRYOVERS

	At December 31, 2000, capital loss carryovers and their expiration dates were as follows:


				           Retirement	 Cornerstone
		 		 Bond	     Income	    Stock
				 ----        ------         -----
	December 31, 2007	$59,239	   $1,024,760	   $50,588
	December 31, 2008       697,526     8,246,605    1,304,063


NOTE 6.  AUTHORIZED SHARES

	The Fund has one billion authorized shares of common stock, par value of $.001 per share. Each of the Fund's five portfolios has 200 million shares authorized.

ADVANCE CAPITAL I, INC.		      ADVANCE CAPITAL I INC
                                      An investment company with five funds
INVESTMENT ADVISER:
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076

SUB-ADVISER:
(Equity Growth and Balanced Funds)    EQUITY GROWTH FUND
T. Rowe Price Associates, Inc.        BOND FUND
100 East Pratt Street                 BALANCED FUND
Baltimore, Maryland 21202             RETIREMENT INCOME FUND
                                      CORNERSTONE STOCK FUND
DISTRIBUTOR:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037

ADMINISTRATOR AND TRANSFER AGENT:
Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037

CUSTODIAN:
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

OFFICERS:
John C. Shoemaker, President
Robert J. Cappelli, Vice President & Treasurer
Charles J. Cobb, Vice President
Kathy J. Harkleroad, Secretary

                                      SEMI-ANNUAL REPORT
BOARD OF DIRECTORS:		      JUNE 30, 2001
Joseph A. Ahern
Richard W. Holtcamp
Dennis D. Johnson
Harry Kalajian
Janice E. Loichle
Thomas L. Saeli
John C. Shoemaker